As filed with the Securities and Exchange Commission on May 26, 2021

File No. 333-249258

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

(X) Pre-Effective Amendment No. 1

(    ) Post-Effective Amendment No. ___

GREAT-WEST FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Registrant’s Telephone Number, including Area Code (866) 831-7129

Jonathan D. Kreider

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Address of Principal Executive Offices)

Copy to:

Ryan L. Logsdon

Chief Legal Officer & Secretary

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

TITLE OF SECURITIES BEING REGISTERED: Shares of Common Stock (par value $0.10 per share) of the Registrant.

No filing fee is required because of reliance on Section 24(f) and an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall therefore become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Dear Shareholder,

We wish to provide you with important information concerning your investment in one or more of the Great-West SecureFoundation® Lifetime 2020 Fund, Great-West SecureFoundation® Lifetime 2025 Fund and Great-West SecureFoundation® Lifetime 2030 Fund (each a “Target Fund” and, collectively, the “Target Funds”), each a series of Great-West Funds, Inc. (“Great-West Funds”). The Board of Directors of Great-West Funds (the “Board”) has approved the reorganization of each Target Fund into the Great-West SecureFoundation® Balanced Fund (the “Acquiring Fund”), also a series of Great-West Funds (the “Reorganization”). As a result of this Reorganization, effective on or about October 15, 2021, shareholders of each Target Fund will become shareholders of the Acquiring Fund.

The Target Funds and the Acquiring Fund (each a “Fund” or collectively the “Funds”) share a common investment adviser, Great-West Capital Management, LLC. Each of the Funds is a “fund-of-funds” that pursues its investment objective by investing in other mutual funds and in a fixed interest contract (the “GWL&A Contract”) issued and guaranteed by Great-West Life & Annuity Insurance Company (“GWL&A”). The underlying mutual funds and the GWL&A Contract are referred to as the “Underlying Funds.”

The investment objective, principal investment strategies and principal investment risks of each Target Fund are substantially similar to those of the Acquiring Fund. The Target Funds and the Acquiring Fund have similar performance, and as of December 31, 2020, the Acquiring Fund has outperformed the Target Funds in each of the year-to-date, one-, three-, five-, ten-year and since inception return periods. Additionally, shareholders of each Target Fund will pay the same total expense ratio upon effectiveness of the Reorganization. The expense limitation agreement for each of the Funds is effective through April 30, 2022; however, fees and expenses may increase because the applicable waivers may be terminated within ninety (90) days prior to their respective termination dates.

GWCM believes you will benefit from this Reorganization by remaining invested in a fund with similar fees and performance, a substantially similar investment objective and substantially similar principal investment strategies and principal investment risks, while preserving the Guarantee Lifetime Withdrawal Benefit, issued by GWL&A or Great-West Life & Annuity Insurance Company of New York (“GWL&A of NY”).

The Reorganization is intended to be a tax-free reorganization for federal income tax purposes, and the closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to that effect. As a result, it is anticipated that you will not recognize any taxable gain or loss as a direct result of this Reorganization.

Detailed information about the Agreement and Plan of Reorganization (the “Agreement”) and the reasons for the Board’s approval of the Agreement are contained in the enclosed materials.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION. You will automatically receive shares of the Acquiring Fund in exchange for your shares of a Target Fund on or about October 15, 2021. If you have any questions regarding the Reorganization after considering the enclosed materials, please contact us at (866) 831-7129.

Sincerely,

Jonathan D. Kreider

President & Chief Executive Officer

Great-West Funds, Inc.

Important Information for Shareholders of Great-West SecureFoundation® Lifetime 2020 Fund, Great-West SecureFoundation® Lifetime 2025 Fund and Great-West SecureFoundation® Lifetime 2030 Fund

The enclosed Information Statement/Prospectus describes the contemplated reorganization of each of the Great-West SecureFoundation® Lifetime 2020 Fund, Great-West SecureFoundation® Lifetime 2025 Fund and Great-West SecureFoundation® Lifetime 2030 Fund (each a “Target Fund” and, collectively, the “Target Funds”), each a series of Great-West Funds, Inc. (“Great-West Funds”), into the Great-West SecureFoundation® Balanced Fund (the “Acquiring Fund”), also a series of Great-West Funds (the “Reorganization”). The Target Funds and the Acquiring Fund are collectively referred to herein as the “Funds” or individually as a “Fund.”

Although we recommend you read the complete Information Statement/Prospectus, for your convenience, we have provided the following brief overview of the Reorganization. For more complete information, please refer to the detailed information about the Reorganization contained in the Information Statement/Prospectus.

SHAREHOLDER APPROVAL IS NOT REQUIRED TO EFFECT THE REORGANIZATION. YOU ARE NOT ASKED TO RETURN A PROXY OR TO TAKE ANY OTHER ACTION AT THIS TIME.

Q.	Why am I receiving this Information Statement/Prospectus?

A.

On September 22-23, 2020, the Board of Directors of Great-West Funds (the “Board”) approved the reorganization of each Target Fund into the Acquiring Fund. On May 25, 2021, GWCM provided the Board with updated information related to investment performance, fees and expense ratios as of December 31, 2020 and it did not change the Board’s determination to approve the Reorganization. As of the close of business on the effective date of this Reorganization, investments in the Investor Class and Service Class shares of each Target Fund will automatically become investments in the corresponding Investor Class or Service Class shares of the Acquiring Fund with an equal total net asset value. You will not incur any fees or charges or any federal income tax liability as a direct result of this Reorganization. We anticipate the Reorganization will occur on or about October 15, 2021. You are receiving this Information Statement/Prospectus because you are invested in one or more of the Target Funds through an insurance company separate account for certain variable annuity contracts and variable life insurance policies, an individual retirement account, or a qualified retirement plan (collectively, “Permitted Accounts”).

Q.	Why has the Reorganization been proposed for the Target Funds?

A.

Each of the Funds is a “fund-of-funds” that pursues its investment objective by investing in other mutual funds and in a fixed interest contract (the “GWL&A Contract”) issued and guaranteed by Great-West Life & Annuity Insurance Company (GWL&A”). Shares of the Funds are only available as investment options in connection with the purchase of a Guaranteed Lifetime Withdrawal Benefit (the “Guarantee”) either as a fixed deferred annuity contract, a certificate to a group fixed deferred annuity contract issued by GWL&A, a variable annuity contract issued by GWL&A or Great-West Life & Annuity Insurance Company of New York (“GWL&A of NY”), or a rider to a variable annuity contract issued by GWL&A or GWL&A of NY.

The Board considered the Reorganization upon the recommendation of Great-West Capital Management, LLC (“GWCM”), each Fund’s investment adviser. GWCM recommended this Reorganization because the Target Funds have not attracted significant assets and GWCM does not believe the Target Funds will attract sufficient assets to sustain them. GWCM believes the Reorganization will benefit each Target Fund and its shareholders by, among other things, allowing the reorganization of the Target Funds into a fund with similar fees and performance, a substantially similar investment objective and substantially similar principal investment strategies and principal investment risks, while preserving the shareholders’ Guarantee. The

Board has concluded that the proposed Reorganization of the Target Funds into the Acquiring Fund is in the best interests of each Target Fund and its shareholders, and that each Target Fund’s existing shareholders will not be diluted as a result of the Reorganization. In reaching this conclusion, the Board considered a number of factors, that are summarized below and discussed in greater detail in the enclosed materials.

Q.	How do the fees and expenses compare?

A.

Shareholders of each Target Fund will pay the same total expense ratio upon effectiveness of the Reorganization. The expense limitation agreement for each of the Funds is effective through April 30, 2022; however, fees and expenses may increase because the applicable waivers may be terminated within ninety (90) days prior to their respective termination dates. For details on fees and expenses, please see the section entitled “Fees and Expenses” of the Information Statement/Prospectus.

Q.	Will I receive new shares in exchange for my current shares?

A.

Yes. As part of the Reorganization, each shareholder of a Target Fund will receive shares of the corresponding class of the Acquiring Fund in an amount equal to the total net asset value of the Target Fund shares surrendered by such shareholder, determined in each case as of the close of trading on the date of the Reorganization. Although the number of shares of the Acquiring Fund you receive may differ from the number of shares you held in a Target Fund, the total net asset value of your shares will be the same.

Q.	Will I have to pay federal income taxes as a result of the Reorganization?

A.

No. The Reorganization of each Target Fund is intended to qualify as a tax-free reorganization for federal income tax purposes. It is expected that shareholders of the Target Funds and investors who hold shares of the Target Funds through a variable annuity contract or variable life insurance policy will recognize no gains or losses for federal income tax purposes as a direct result of the Reorganization. The section entitled “The Reorganization—Material Federal Income Tax Consequences” of the Information Statement/Prospectus provides additional information regarding the federal income tax consequences of the Reorganization.

Q.	Who will pay for the Reorganization?

A.

GWCM will bear all expenses of the Reorganization even if the Reorganization is not completed, including legal costs, audit fees, and printing and mailing expenses. GWCM estimates the costs of the Reorganization to be $43,183.

Q.	What is the timetable for the Reorganization?

A.	The Reorganization is expected to take effect at the close of business on October 15, 2021, or such other date as the officers of Great-West Funds reasonably determine.

Q.	Whom do I call if I have questions?

A.	If you need any assistance, or have any questions regarding the Reorganization, please call (866) 831-7129.

Information Statement/Prospectus

Dated May 26, 2021

Relating to the Acquisition of the Assets and Liabilities of

GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND, GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND AND GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND

by GREAT-WEST SECUREFOUNDATION® BALANCED FUND

This Information Statement/Prospectus is being furnished to shareholders of the Great-West SecureFoundation® Lifetime 2020 Fund, Great-West SecureFoundation® Lifetime 2025 Fund and Great-West SecureFoundation® Lifetime 2030 Fund (each a “Target Fund” and, collectively, the “Target Funds”), each a series of Great-West Funds, Inc. (“Great-West Funds”), a Maryland corporation registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act). This Information Statement/Prospectus is provided in connection with the reorganization of each Target Fund into the Great-West SecureFoundation® Balanced Fund (the “Acquiring Fund”), also a series of Great-West Funds (the “Reorganization”). The Target Funds and the Acquiring Fund are referred to herein collectively as the “Funds” and individually as a “Fund.”

Upon completion of the Reorganization, holders of Investor Class and Service Class shares of the Target Funds will own Investor Class and Service Class shares, respectively, of the Acquiring Fund. Shares of the Acquiring Fund received by shareholders of a Target Fund in the Reorganization will have the same total net asset value as the total net asset value of the Target Funds’ shares surrendered by such shareholders, determined in each case as of the close of trading on the closing date of the Reorganization. The Board of Directors of Great-West Funds (the “Board”) determined the Reorganization is in the best interests of the Target Funds, the Acquiring Fund, and their respective shareholders. The address, principal executive office and telephone number of Great-West Funds is 8515 East Orchard Road, Greenwood Village, Colorado 80111 and (866) 831-7129.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this Information Statement/Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Information Statement/Prospectus concisely sets forth the information shareholders of each Target Fund should know about the Reorganization (in effect, investing in Investor Class and Service Class shares of the Acquiring Fund) and constitutes an offering of Investor Class and Service Class shares of common stock, par value $0.10 per share, of the Acquiring Fund. Please read it carefully and retain it for future reference.

SHAREHOLDER APPROVAL IS NOT REQUIRED TO EFFECT THE REORGANIZATION. YOU ARE NOT ASKED TO RETURN A PROXY OR TO TAKE ANY OTHER ACTION AT THIS TIME.

The following documents contain additional information about the Funds, have been filed with the Securities and Exchange Commission (“SEC”), and are incorporated into this Information Statement/Prospectus by reference:

i.	the Great-West Funds’ prospectuses, dated April 30, 2021, as supplemented through the date of this Information Statement/Prospectus, only insofar as they relate to the Funds (File No. 811-03364);

ii.

the Great-West Funds’ statement of additional information, dated April  30, 2021, as supplemented through the date of this Information Statement/Prospectus, only insofar as it relates to the Funds (File No. 811-03364);

iii.	the statement of additional information relating to the Reorganization, dated May 26, 2021 (the “Reorganization SAI”);

iv.

the Target Funds’ audited financial statements as of December 31, 2020, and the report of Deloitte & Touche LLP, an independent registered public accounting firm, as contained in the Funds’ annual reports for the fiscal year ended December 31, 2020 (File No. 811-03364);

v.

the Acquiring Fund’s audited financial statements as of December 31, 2020, and the report of Deloitte & Touche LLP, an independent registered public accounting firm, as contained in the Fund’s annual report for the fiscal year ended December 31, 2020 (File No. 811-03364).

No other parts of the documents referenced above are incorporated by reference herein.

Copies of the foregoing may be obtained without charge by calling (866) 831-7129 or writing to Great-West Funds, Inc., Attn: Secretary, 8515 East Orchard Road, Greenwood Village, Colorado 80111. If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.”

Great-West Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by Great-West Funds (including the registration statement relating to the Acquiring Fund on Form N-14, of which this Information Statement/Prospectus is a part) may be inspected without charge and copied (for a duplication fee at prescribed rates) at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may call the SEC at (202) 551-8090 for information about the operation of the Public Reference Room. As of the date of this Information Statement/Prospectus, the Public Reference Room is closed due to the COVID-19 pandemic. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. You may also access reports and other information about the Funds on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

SUMMARY

The following is a summary of the more complete information contained in this Information Statement/Prospectus and the information attached hereto or incorporated herein by reference, including the Agreement and Plan of Reorganization (the “Agreement”). Once the Reorganization is complete, shareholders of each Target Fund will become shareholders of the Acquiring Fund and will cease to be shareholders of any Target Fund. You are receiving this Information Statement/Prospectus because you are invested in one or more of the Target Funds through an insurance company separate account for a variable annuity contract or variable life insurance policy, an individual retirement account (“IRA”), or a qualified retirement plan (collectively, “Permitted Accounts”).

Shareholders should read the entire Information Statement/Prospectus carefully together with the Acquiring Fund’s Prospectus, which is incorporated herein by reference. This Information Statement/Prospectus constitutes an offering of Investor Class and Service Class shares of the Acquiring Fund only.

Background

One of the Target Funds, Great-West SecureFoundation® Lifetime 2025 Fund, and the Acquiring Fund, Great-West SecureFoundation® Balanced Fund, were launched on November 13, 2009. Two of the Target Funds – Great-West SecureFoundation® Lifetime 2020 Fund and Great-West SecureFoundation® Lifetime 2030 Fund – were launched on January 31, 2011. Great-West Capital Management, LLC (“GWCM”) has been the adviser to each Fund since its inception. The Funds are managed by an Asset Allocation Committee of GWCM comprised of Andrew Corwin and Maria Mendelsberg.

Each Fund is a “fund-of-funds” that pursues its investment objective by investing in other mutual funds and in a fixed interest contract (the “GWL&A Contract”) issued and guaranteed by Great-West Life & Annuity Insurance Company (“GWL&A”). The underlying mutual funds and the GWL&A Contract are referred to as the “Underlying Funds.” Shares of the Funds are only available as investment options in connection with the purchase of a Guaranteed Lifetime Withdrawal Benefit (the “Guarantee”) either as a fixed deferred annuity contract, a certificate to a group fixed deferred annuity contract issued by GWL&A, a variable annuity contract issued by GWL&A or Great-West Life & Annuity Insurance Company of New York (“GWL&A of NY”), or a rider to a variable annuity contract issued by GWL&A or GWL&A of NY. The Guarantee provides guaranteed income for the life of a designated person(s), provided all conditions are met.

The Acquiring Fund has an allocation of 50-70% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Funds that invest primarily in fixed income securities. Each Target Fund is a “target date” fund, which has an asset allocation strategy designed to meet certain investment goals based on an investor’s investment horizon (such as projected retirement date) and personal objectives (a “Target Date Strategy”). As a Target Fund approaches its respective target year (the presumed retirement year for the investor), it becomes more conservative as demonstrated by its declining allocation to equities. Since shareholders of the Target Funds have purchased the Guarantee, the glide paths for the Targets Funds have stopped shifting to become more conservative over time. The Target Funds have an allocation of 45-65% of their net assets (plus the amount of borrowings for investment purposes) in Underlying Funds that primarily invest in equity securities and 35-55% of their net assets (plus the amount of borrowings for investment purposes) in Underlying Funds that invest primarily in fixed income securities. Currently, the allocations of each of the Target Funds are identical to each other, and they are substantially similar to the allocations of the Acquiring Fund. For more details regarding the similarities and differences in asset allocations, please see “Investment Strategies” below.

Additionally, shareholders of each Target Fund will pay the same total expense ratio upon effectiveness of the Reorganization. The expense limitation agreement for each of the Funds is effective through April 30, 2022; however, fees and expenses may increase because the applicable waivers may be terminated within ninety (90) days prior to their respective termination dates. For details on fees and expenses, please see the section entitled “Fees and Expenses” below.

The Reorganization

This Information Statement/Prospectus is being furnished to shareholders of each Target Fund in connection with the reorganization of each Target Fund with and into the Acquiring Fund pursuant to the terms and conditions of the Agreement entered into by Great-West Funds, on behalf of the Funds, and GWCM. The Agreement provides for (i) the transfer of all assets of each Target Fund to the Acquiring Fund in exchange for Investor Class and Service Class shares of common stock, par value $0.10 per share, of the Acquiring Fund, and the assumption by the Acquiring Fund of all the liabilities of each Target Fund; and (ii) the distribution by each Target Fund of Investor Class and Service Class shares of the Acquiring Fund to holders of such Target Fund’s Investor Class and Service Class shares, respectively, resulting in the complete liquidation and termination of each Target Fund. The Board unanimously approved this Reorganization and the Agreement at meetings held on September 22-23, 2020. On May 25, 2021, GWCM provided the Board with updated information related to investment performance, fees and expense ratios as of December 31, 2020 and it did not change the Board’s determination to approve the Reorganization.

It is anticipated that the closing of the Reorganization (the “Closing”) will occur at the close of business on or about October 15, 2021 (the “Closing Date”), but it may be at a different time as described herein. For a more detailed discussion about the Reorganization, please see “The Reorganization” below.

Reasons for the Reorganization

GWCM proposed the Reorganization as part of a plan to reduce redundancy in its fund offerings and eliminate or modify certain funds with limited client adoption. The Board believes the Reorganization will allow shareholders of the Target Funds to benefit by remaining invested in a fund, through the Acquiring Fund, with similar fees and performance, a substantially similar investment objective, and substantially similar principal investment strategies and principal investment risks, while preserving the shareholders’ Guarantee, issued by GWL&A or GWL&A of NY. For these reasons, the Board believes that the Reorganization is in the best interests of the shareholders of each Fund. For a more detailed discussion of the Board’s considerations regarding the approval of the Reorganization, see “The Board’s Approval of the Reorganization” below.

Distribution, Purchase, Redemption, Exchange of Shares and Dividends

The Funds have identical procedures for purchasing, exchanging, and redeeming shares for each share class. The Acquiring Fund offers four classes of shares: Institutional Class, Investor Class, Service Class and Class L; the Target Funds offer three classes of shares: Institutional Class, Investor Class and Service Class shares. Institutional Class shares of the Target Funds have not yet commenced operations; as such, only Investor Class and Service Class shares of the Target Funds will be exchanged for shares of the corresponding classes of the Acquiring Fund as a result of this Reorganization. The corresponding classes of each Fund have the same investment eligibility criteria. Each Fund earns dividends, interest and other income from its investments, and ordinarily distributes this income (less expenses), if any, to shareholders as dividends semi-annually. Each Fund also realizes capital gains from its investments and distributes these gains (less any capital losses), if any, to shareholders as capital gains distributions at least once annually. See “Comparison of the Funds— Purchase and Sale of Fund Shares” below for a more detailed discussion.

Material Federal Income Tax Consequences of the Reorganization

It is expected that neither shareholders of the Target Funds nor investors who hold shares of the Target Funds through Permitted Accounts will recognize gains or losses for federal income tax purposes as a direct result of this Reorganization. For a more detailed discussion of the federal income tax consequences of this Reorganization, please see “The Reorganization—Material Federal Income Tax Consequences” below.

COMPARISON OF THE FUNDS

Investment Objectives

Each Target Fund and the Acquiring Fund have substantially similar investment objectives. While the investment objective of both the Target Funds and the Acquiring Fund is to seek long-term capital appreciation and income, the Target Funds do so consistent with their current asset allocation.

Target Funds – Investment Objective	Acquiring Fund – Investment Objective
Each Target Fund seeks long-term capital appreciation and income consistent with its current asset allocation.	The Acquiring Fund seeks long-term capital appreciation and income.

Fees and Expenses

The tables below provide information about the fees and expenses attributable to Investor Class and Service Class shares of the Funds, and the pro forma fees and expenses of the combined fund. The pro forma fees and expenses are based on the amounts shown in the table for each Fund. The tables below do not reflect the fee imposed by the Guarantee (“Guarantee Benefit Fee”), which is described in a separate prospectus or disclosure statement specific to the Guarantee, or the fees and expenses of any Permitted Account. There are no withdrawal charges associated with the Guarantee Benefit Fee. If the Guarantee Benefit Fee or fees and expenses imposed by a Permitted Account were reflected, the fees and expenses shown below would be higher, in part, because the Permitted Accounts contain fees and expenses that are separate and distinct from the fees and expenses associated with investing in a Fund.

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Great-West SecureFoundation® Lifetime 2020 (Target Fund)	Acquiring Fund	Combined Fund Pro Forma
Investor Class
Management Fees	0.12%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.16%	0.17%	0.17%
Total Annual Fund Operating Expenses[2]	0.63%	0.62%	0.62%
Fee Waiver and Expense Reimbursements[3]	(0.03)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Reimbursements	0.60%	0.60%	0.60%

[1]	The fees and expenses of the Fund have been restated to reflect fee and expense changes that took effect on April 30, 2021.
[2]

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

[3]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to a GWL&A Contract. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Great-West SecureFoundation® Lifetime 2020 (Target Fund)	Acquiring Fund	Combined Fund Pro Forma
Service Class
Management Fees	0.12%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.16%	0.17%	0.17%
Total Annual Fund Operating Expenses[2]	0.73%	0.72%	0.72%
Fee Waiver and Expense Reimbursements[3]	(0.03)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Reimbursements	0.70%	0.70%	0.70%

1	The fees and expenses of the Fund have been restated to reflect fee and expense changes that took effect on April 30, 2021.
2

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

3

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to a GWL&A Contract. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Great-West SecureFoundation® Lifetime 2025 (Target Fund)	Acquiring Fund	Combined Fund Pro Forma
Investor Class
Management Fees	0.12%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.16%	0.17%	0.17%
Total Annual Fund Operating Expenses[2]	0.63%	0.62%	0.62%
Fee Waiver and Expense Reimbursements[3]	(0.03)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Reimbursements	0.60%	0.60%	0.60%

1	The fees and expenses of the Fund have been restated to reflect fee and expense changes that took effect on April 30, 2021.
2

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

3

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to a GWL&A Contract. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Great-West SecureFoundation® Lifetime 2025 (Target Fund)	Acquiring Fund	Combined Fund Pro Forma
Service Class
Management Fees	0.12%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.16%	0.17%	0.17%
Total Annual Fund Operating Expenses[2]	0.73%	0.72%	0.72%
Fee Waiver and Expense Reimbursements[3]	(0.03)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Reimbursements	0.70%	0.70%	0.70%

1	The fees and expenses of the Fund have been restated to reflect fee and expense changes that took effect on April 30, 2021.
2

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

3

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to a GWL&A Contract. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Great-West SecureFoundation® Lifetime 2030 (Target Fund)	Acquiring Fund	Combined Fund Pro Forma
Investor Class
Management Fees	0.12%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.16%	0.17%	0.17%
Total Annual Fund Operating Expenses[2]	0.63%	0.62%	0.62%
Fee Waiver and Expense Reimbursements[3]	(0.03)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Reimbursements	0.60%	0.60%	0.60%

1	The fees and expenses of the Fund have been restated to reflect fee and expense changes that took effect on April 30, 2021.
2

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

3

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to a GWL&A Contract. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Great-West SecureFoundation® Lifetime 2030 (Target Fund)	Acquiring Fund	Combined Fund Pro Forma
Service Class
Management Fees	0.12%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.16%	0.17%	0.17%
Total Annual Fund Operating Expenses[1]	0.73%	0.72%	0.72%
Fee Waiver and Expense Reimbursements[2,3]	(0.03)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Reimbursements	0.70%	0.70%	0.70%

1	The fees and expenses of the Fund have been restated to reflect fee and expense changes that took effect on April 30, 2021.
2

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

3

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to a GWL&A Contract. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Example

The Example below is intended to help you compare the cost of investing in each Fund and the pro forma cost of investing in the combined fund. The Example does not reflect the Guarantee Benefit Fee, or the fees and expenses of any Permitted Account. There are no withdrawal charges associated with the Guarantee Benefit Fee. If the Guarantee Benefit Fee or fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher, in part, because the Permitted Accounts contain fees and expenses that are separate and distinct from the fees and expenses associated with investing in a Fund.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes the fee waiver and expense reimbursement is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Great-West SecureFoundation® Lifetime 2020 (Target Fund)	Acquiring Fund	Combined Fund Pro Forma
Investor Class
1 Year	$61	$61	$61
3 Years	$199	$197	$197
5 Years	$348	$344	$344
10 Years	$783	$772	$772
Service Class
1 Year	$72	$72	$72
3 Years	$230	$228	$228
5 Years	$403	$399	$399
10 Years	$904	$893	$893

	Great-West SecureFoundation® Lifetime 2025 (Target Fund)	Acquiring Fund	Combined Fund Pro Forma
Investor Class
1 Year	$61	$61	$61
3 Years	$199	$197	$197
5 Years	$348	$344	$344
10 Years	$783	$772	$772
Service Class
1 Year	$72	$72	$72
3 Years	$230	$228	$228
5 Years	$403	$399	$399
10 Years	$904	$893	$893

	Great-West SecureFoundation® Lifetime 2030 (Target Fund)	Acquiring Fund	Combined Fund Pro Forma
Investor Class
1 Year	$61	$61	$61
3 Years	$199	$197	$197
5 Years	$348	$344	$344
10 Years	$783	$772	$772
Service Class
1 Year	$72	$72	$72
3 Years	$230	$228	$228
5 Years	$403	$399	$399
10 Years	$904	$893	$893

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Target Funds’ and the Acquiring Fund’s turnover rates of the average value of their portfolios are as follows:

Fund	Turnover Rate
Great-West SecureFoundation® Lifetime 2020 Fund (Target Fund)	36%
Great-West SecureFoundation® Lifetime 2025 Fund (Target Fund)	31%
Great-West SecureFoundation® Lifetime 2030 Fund (Target Fund)	33%
Great-West SecureFoundation® Balanced Fund (Acquiring Fund)	28%

Investment Strategies

The Target Funds and the Acquiring Fund have substantially similar principal investment strategies, with one notable difference regarding target allocations between the equity and fixed income securities. As compared to the Target Funds, the Acquiring Fund permits investments in a slightly higher amount (up to 5%) in Underlying Funds that invest primarily in equity securities and a slightly lower amount (up to 5%) in Underlying Funds that invest primarily in fixed income securities.

Great-West SecureFoundation® Lifetime 2020 Fund (Target Fund) - Principal Investment Strategies	Acquiring Fund - Principal Investment Strategies
The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors who retired in, or close to, 2020 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement.	Under normal conditions, the Fund will invest 50-70% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Funds that invest primarily in equity securities and 30-50% of its net

Great-West SecureFoundation® Lifetime 2020 Fund (Target Fund) - Principal Investment Strategies	Acquiring Fund - Principal Investment Strategies
Under normal conditions, the Fund will invest 45-65% of its net assets in Underlying Funds that invest primarily in equity securities and 35-55% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund invests in the GWL&A Contract.	assets (plus the amount of any borrowings for investment purposes) in Underlying Funds that invest primarily in fixed income securities.

Great-West SecureFoundation® Lifetime 2025 Fund (Target Fund) - Principal Investment Strategies	Acquiring Fund - Principal Investment Strategies

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors who retired in, or close to, 2025 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement.

Under normal conditions, the Fund will invest 45-65% of its net assets in Underlying Funds that invest primarily in equity securities and 35-55% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund invests in the GWL&A Contract.

Under normal conditions, the Fund will invest 50-70% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Funds that invest primarily in fixed income securities.

Great-West SecureFoundation® Lifetime 2030 Fund (Target Fund) - Principal Investment Strategies	Acquiring Fund - Principal Investment Strategies

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors who retired in, or close to, 2030 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement.

Under normal conditions, the Fund will invest 45-65% of its net assets in Underlying Funds that invest primarily in equity securities and 35-55% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund invests in the GWL&A Contract.

Under normal conditions, the Fund will invest 50-70% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Funds that invest primarily in fixed income securities.

GWCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities (including those from emerging markets), fixed income securities, derivatives, and short-term investments.

The following tables demonstrate how, under normal circumstances, each Fund currently expects (as of the date of this Information Statement/Prospectus) to allocate among equity and fixed income Underlying Funds. Please note that each Fund’s allocations between equity and fixed income Underlying Funds will change over time as further described in this Information Statement/Prospectus. For more information about the Underlying Funds in which each Fund expects to invest, please see the Funds’ prospectuses, which are incorporated by reference and available without charge.

	Equity Fund Allocation	Fixed Income Fund Allocation
Great-West SecureFoundation® Lifetime 2020 Fund (Target Fund)	45-65%	35-55%
Great-West SecureFoundation® Lifetime 2025 Fund (Target Fund)	45-65%	35-55%
Great-West SecureFoundation® Lifetime 2030 Fund (Target Fund)	45-65%	35-55%
Great-West SecureFoundation® Balanced Fund (Acquiring Fund)	50-70%	30-50%

GWCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Funds. Each Fund currently invests primarily in Underlying Funds designed to track the performance of a specified securities index (“Index Funds”). The Underlying Funds and asset classes are identical for the Funds; however, as of the date of this filing, target allocations to each asset class differ among the Funds. The following tables summarize the asset allocation ranges for each Target Fund and the Acquiring Fund:

Asset Class	Great-West SecureFoundation® Lifetime 2020 (Target Fund)	Acquiring Fund
Large Cap	21.50%	20.79%
Mid Cap	9.21%	11.66%
Small Cap	5.68%	9.13%
International	14.76%	13.86%
Emerging Markets	4.81%	4.56%
Bond	35.91%	35.00%
Short Term Bond*	8.13%	5.00%

*	Includes the GWL&A Contract

Asset Class	Great-West SecureFoundation® Lifetime 2025 (Target Fund)	Acquiring Fund
Large Cap	21.50%	20.79%
Mid Cap	9.21%	11.66%
Small Cap	5.68%	9.13%
International	14.76%	13.86%
Emerging Markets	4.81%	4.56%
Bond	35.91%	35.00%
Short Term Bond*	8.13%	5.00%

*	Includes the GWL&A Contract

Asset Class	Great-West SecureFoundation® Lifetime 2030 (Target Fund)	Acquiring Fund
Large Cap	21.50%	20.79%
Mid Cap	9.21%	11.66%
Small Cap	5.68%	9.13%
International	14.76%	13.86%
Emerging Markets	4.81%	4.56%
Bond	35.91%	35.00%
Short Term Bond*	8.13%	5.00%

*	Includes the GWL&A Contract

The principal investment risks of investing in the Funds are described below.

Principal Investment Risks

The Target Funds and Acquiring Fund have substantially similar principal investment risks, except each Target Fund has one additional principal investment risk attendant to its Target Date Strategy.

The below principal investment risks are identical for all Funds. These risks are presented in an order that reflects GWCM’s current assessment of relative importance, but this assessment could change over time as each Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. A Fund is not required to and will not update its Prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes.

Fund-of-Funds Structure Risk

•

Since each Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to each Fund. To the extent a Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•

Since each Fund invests in Underlying Funds, you bear your proportionate share of expenses of the Fund and indirectly your proportionate share of expenses of the Underlying Funds. Consequently, an investment in the Fund entails more expenses than a direct investment in the Underlying Funds.

•

Each Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the net asset value of a Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund. However, the Underlying Funds (other than the GWL&A Contract) themselves are diversified investment companies.

Single Issuer Risk - The GWL&A Contract in which a Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A regardless of market conditions. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

Conflict of Interest Risk - GWCM may be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee that you are required to purchase if you invest in a Fund.

The following risks associated with Underlying Fund investments may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of equity securities (stocks) may fall as a result of factors that relate directly to a company, such as lower demand for the company’s products or services or poor management decisions. The value of a company’s stock may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, the value of stocks may decline due to general market conditions that are not specifically related to a company or an industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or generally adverse investor sentiment.

Market Risk - The value of a Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting specific issuers held by an Underlying Fund, particular industries represented in the Fund’s portfolio, or the overall securities markets. A variety of factors can increase the volatility of a Fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Small and Medium Size Company Risk - The stocks of small and medium size companies often trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of larger companies. Such companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. Accordingly, stocks of small and medium size companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term, and are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly. In addition, there is generally less publicly available information concerning small and medium size companies upon which to base an investment decision.

Large Size Company Risk - Large size companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Fixed Income Securities Risk – Investments in fixed income securities are subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates).

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the market value of a fixed income security will generally decline and when interest rates decline, market values of such securities will generally rise. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Currently, interest rates are at or near historic lows, which may increase an Underlying Fund’s exposure to risks associated with rising interest rates.

Credit Risk - An issuer of a security may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market.

Developing and Emerging Markets Risk – Markets of developing and emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, geopolitical, social, environmental, public health, regulatory and other uncertainties than more developed markets.

Geographic Concentration Risk - Events negatively affecting the fiscal stability of a particular country or region in which an Underlying Fund focuses its investments may cause the value of its shares to decrease, perhaps significantly.

Index Risk – Because an index fund is designed to track the performance of a benchmark index, investors should generally expect the value of the index fund to decline when the performance of its benchmark index declines. As a result, it is possible the index fund could have poor investment results even if it closely tracks the return of its benchmark index, because the adverse performance of a particular security normally will not result in eliminating the security from the fund. It is possible the benchmark index may perform unfavorably and/or underperform the market as a whole. An index fund is not actively managed and portfolio managers do not attempt to take defensive positions in declining markets. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the index fund’s return to be lower than if the index fund employed an active strategy.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Liquidity Risk - An Underlying Fund may not be able to sell a security at or near its perceived value in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, little or no active trading market for a specific type of security, legal or contractual restrictions on resale, or a reduced number or capacity of market participants to make a market in such security. Extraordinary and sudden changes in interest rates could disrupt the market for fixed-income securities and result in fluctuations in an Underlying Fund’s share price. Increased redemptions due to a rise in interest rates may require an Underlying Fund to liquidate its holdings at an unfavorable time and/or under adverse or disadvantageous conditions which may negatively affect an Underlying Fund. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently.

Derivatives Risk - The use of derivative instruments, including but not limited to, futures contracts, forward contracts, options and swaps may expose an Underlying Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks include imperfect correlations with underlying investments or an Underlying Fund’s other portfolio holdings, the risk that a derivative could expose an Underlying Fund to the risk of magnified losses resulting from leverage, the risk that a counterparty may be unwilling or unable to meet its obligations, high price volatility, liquidity risk, segregation risk, valuation risk and legal restrictions.

Management Risk – A strategy, investment decision, technique, analysis, or model used by the portfolio managers may fail to produce the intended results or imperfections, errors or limitations in the tools and data used by the portfolio managers may cause unintended results. Therefore, the Fund could underperform in comparison to other funds with similar objectives and investment strategies and may generate losses even in a favorable market.

The following principal risk is unique to the Target Funds:

Target Date Fund Risk - The year in each Fund name refers to the approximate year (the target date) when an investor in the Fund is planning to retire (or otherwise begin using the invested funds). Each Fund’s asset allocation is adjusted to become more conservative based on its target date. If an investor chooses to retire significantly earlier or later than the target date, a different asset allocation may be more appropriate. An investment in a target date fund is not guaranteed at any time, including on or after the target date. Investors should periodically monitor the portfolio to ensure it is in line with their current situation.

Fundamental Investment Restrictions

The Funds have identical fundamental investment restrictions that cannot be changed without shareholder approval. In addition, each Fund is a non-diversified fund, meaning it is a fund other than a “diversified fund”. Under the 1940 Act, a diversified fund, with respect to 75% of its assets, may not invest more than 5% of its total assets in the securities of any one issuer (other than securities issued by other investment companies or by the U.S. government, its agencies, instrumentalities or authorities) and may not purchase more than 10% of the outstanding voting securities of any one issuer.

Performance Information

The bar charts and tables below provide an indication of the risk of investment in each Fund by showing the performance of the Fund’s Investor Class shares in each full calendar year since inception and by comparing the Fund’s Investor Class and Service Class average annual total returns to the performance of a broad-based securities market index, a secondary index, and a composite index which has investment characteristics similar to those of each Fund. The returns shown below for each Fund are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Funds’ recurring expenses, but do not include the Guarantee Benefit Fee or the fees and expenses of any Permitted Account. There are no withdrawal charges associated with the Guarantee Benefit Fee. If the Guarantee Benefit Fee or fees and expenses of any Permitted Account were reflected, each Fund’s performance would have been lower that what is shown below. Upon the completion of the Reorganization, the performance information for the Target Funds will be that of the Acquiring Fund due to an accounting and performance survivor analysis conducted in connection with the Reorganization.

Updated performance information may be obtained at www.greatwestinvestments.com (the web site does not form a part of this Prospectus).

Great-West SecureFoundation® Lifetime 2020 Fund (Target Fund)

Calendar Year Total Returns

Great-West SecureFoundation® Lifetime 2020 Fund	Quarter Ended	Total Return
Best Quarter	June 2020	12.23%
Worst Quarter	March 2020	-11.74%

Average Annual Total Returns for the Period Ended December 31, 2020

Great-West SecureFoundation® Lifetime 2020 Fund	One Year	Five Years	Since Inception	Inception Date
Great-West SecureFoundation® Lifetime 2020 Fund Investor Class	12.93%	8.66%	7.33%	1/31/2011
Great-West SecureFoundation® Lifetime 2020 Fund Service Class	12.77%	8.55%	7.23%	1/31/2011
Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)	20.82%	15.52%	13.75%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.84%
Composite Index (reflects no deduction for fees, expenses or taxes)	11.92%	9.03%	7.85%

The composite index is derived by applying the Fund’s target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); the Bloomberg Barclays U.S. Aggregate Bond Index (intermediate term bond); and the Bloomberg Barclays 1-3 Year Credit Bond Index (short term income/cash). See Appendix A for more information regarding the composite index.

Great-West SecureFoundation® Lifetime 2025 Fund (Target Fund)

Calendar Year Total Returns

Great-West SecureFoundation® Lifetime 2025 Fund	Quarter Ended	Total Return
Best Quarter	June 2020	12.27%
Worst Quarter	September 2011	-11.62%

Average Annual Total Returns for the Period Ended December 31, 2020

Great-West SecureFoundation® Lifetime 2025 Fund	One Year	Five Years	Ten Years
Great-West SecureFoundation® Lifetime 2025 Fund Investor Class	13.17%	8.70%	7.49%
Great-West SecureFoundation® Lifetime 2025 Fund Service Class	12.95%	8.58%	7.37%
Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)	20.82%	15.52%	13.79%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.84%
Composite Index (reflects no deduction for fees, expenses or taxes)	11.92%	9.03%	7.97%

The composite index is derived by applying the Fund’s target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); the Bloomberg Barclays U.S. Aggregate Bond Index (intermediate term bond); and the Bloomberg Barclays 1-3 Year Credit Bond Index (short term income/cash). See Appendix A for more information regarding the composite index.

Great-West SecureFoundation® Lifetime 2030 Fund (Target Fund)

Calendar Year Total Returns

Great-West SecureFoundation® Lifetime 2030 Fund	Quarter Ended	Total Return
Best Quarter	June 2020	12.65%
Worst Quarter	March 2020	-12.08%

Average Annual Total Returns for the Period Ended December 31, 2020

Great-West SecureFoundation® Lifetime 2030 Fund	One Year	Five Years	Since Inception	Inception Date
Great-West SecureFoundation® Lifetime 2030 Fund Investor Class	13.03%	9.22%	7.88%	1/31/2011
Great-West SecureFoundation® Lifetime 2030 Fund Service Class	12.86%	9.09%	7.78%	1/31/2011
Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)	20.82%	15.52%	13.75%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.84%
Composite Index (reflects no deduction for fees, expenses or taxes)	11.68%	9.51%	8.42%

The composite index is derived by applying the Fund’s target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); the Bloomberg Barclays U.S. Aggregate Bond Index (intermediate term bond); and the Bloomberg Barclays 1-3 Year Credit Bond Index (short term income/cash). See Appendix A for more information regarding the composite index.

Acquiring Fund Calendar Year Total Returns

Great-West SecureFoundation® Balanced Fund	Quarter Ended	Total Return
Best Quarter	June 2020	13.29%
Worst Quarter	March 2020	-13.05%

Acquiring Fund Average Annual Total Returns for the Period Ended December 31, 2020

Great-West SecureFoundation® Balanced Fund	One Year	Five Years	Ten Years
Great-West SecureFoundation® Balanced Fund Investor Class	13.92%	9.30%	7.98%
Great-West SecureFoundation® Balanced Fund Service Class	13.76%	9.18%	7.87%
Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)	20.82%	15.52%	13.79%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.84%
Composite Index (reflects no deduction for fees, expenses or taxes)	12.28%	9.51%	8.36%

The composite index is derived by applying the Fund’s target asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); the Bloomberg Barclays U.S. Aggregate Bond Index (intermediate term bond); and the Bloomberg Barclays 1-3 Year Credit Bond Index (short term income/cash). See Appendix A for more information regarding the composite index.

Investment Adviser

GWCM, a wholly-owned subsidiary of GWL&A, serves as investment adviser to each Fund. GWCM provides investment advisory, fund operations, and accounting services to Great-West Funds. GWCM, a Colorado limited liability company with its principal business address at 8515 East Orchard Road, Greenwood Village, Colorado 80111,

is registered as an investment adviser pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”). As of December 31, 2020, GWCM provided investment management services for mutual funds and other investment portfolios representing assets of $41 billion. GWCM and its affiliates have been providing investment management services since 1969.

The Funds are managed by GWCM’s Asset Allocation Committee, comprised of Andrew Corwin and Maria Mendelsberg.

Andrew Corwin, CFA, Director, Portfolio Construction & Research, is the Chairperson of the Asset Allocation Committee. He has managed the Funds since 2014. In addition to the Funds, Mr. Corwin manages the Great-West Profile Funds, Great-West Lifetime Funds, other Great-West SecureFoundation Funds, and collective investment trusts managed by GWCM. Mr. Corwin received a B.S. in Business Administration with an emphasis in Finance as well as a minor in Mathematics from the University of Colorado.

Maria Mendelsberg, CFA, Portfolio Manager, has managed the Funds since 2018. In addition to the Funds, Ms. Mendelsberg manages the Great-West Bond Index Fund, Great-West Short Duration Bond Fund, Great-West Core Strategies: Short Duration Bond Fund, Great-West Profile Funds, Great-West Lifetime Funds, other Great-West SecureFoundation Funds and collective investment trusts managed by GWCM. Ms. Mendelsberg was previously a Partner and Investment Principal/Equity Analyst at Cambiar Investors from 1997-2016. Ms. Mendelsberg received a B.A. in Economics and Classics from Brown University.

Advisory Fees

Each Fund pays a fee to GWCM for investment advisory services. For the fiscal year ended December 31, 2020, GWCM received an investment advisory fee from each Target Fund at an annual rate of 0.12% of the Target Fund’s average daily net asset which was calculated daily and paid monthly to GWCM. For the fiscal year ended December 31, 2020, GWCM received an investment advisory fee from the Acquiring Fund at an annual rate of 0.10% of the Fund’s average daily net assets, which was calculated daily and paid monthly to GWCM.

For both the Acquiring Fund and the Target Funds, GWCM is responsible for all fees and expenses incurred in performing the services set forth in the investment advisory agreement and all other fees and expenses, except that each Fund shall pay all distribution and other fees and expenses incurred under a plan adopted pursuant to Rule 12b-1 under the 1940 Act with respect to Service Class shares, all shareholder services fees (“Shareholder Services Fees”) with respect to Investor Class and Service Class shares, and any extraordinary expenses, including litigation costs.

With respect to each Fund invested in the GWL&A Contract, GWCM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to the GWL&A Contract. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Great-West Funds entered into a Shareholder Services Agreement with Empower Retirement, LLC (“Empower”), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the Shareholder Services Agreement, Empower provides various recordkeeping, administrative and shareholder services (“Shareholder Services”) to investors that invest in the Funds through Permitted Accounts. The Shareholder Services provided by Empower include but are not limited to (1) executing purchase and redemption instructions received from investors (2) recording the ownership interest of each investor and maintaining a record of the number of shares issued to each investor; (3) maintaining a call center and investigating all inquiries from investors; (4) distributing annual prospectus updates, supplements to the prospectus and SAI, and annual and semi-annual shareholder reports to investors; (5) preparing and delivering quarterly statements to investors; and (6) preparing and delivering confirmations for each purchase, redemption or exchange transaction of an investor. The Shareholder Services provided by Empower are not in the capacity of a sub-transfer agent for a Fund. Pursuant to the Shareholder Services Agreement, Empower receives a fee equal to 0.35% of the average daily net asset value of the shares of each of the Investor Class and Service Class shares of the Funds. To the extent the Funds are offered on other platforms and other entities provide the Shareholder Services, Empower or its affiliates enter into a separate agreement with such entity and pay the Shareholder Services Fee to that entity.

Directors and Officers

As of the date of this Information Statement/Prospectus, there are six members of the Board, one of whom is an “interested person” (as that term is defined in Section 2(a)(19) of the 1940 Act ) and five of whom are not “interested persons” of Great-West Funds or GWCM (the “Independent Directors”). The names and business addresses of the directors and officers of the Funds and their principal occupations and other affiliations during the past five years are set forth under “Management of Great-West Funds” in the Funds’ SAI, as supplemented, which is incorporated herein by reference.

Purchase and Sale of Fund Shares

None of the Funds are sold directly to the general public, but instead may be offered as an underlying investment for Permitted Accounts. Permitted Accounts may place orders on any business day to purchase and redeem shares of the Funds based on instructions received from owners of variable contracts or IRAs, or from participants of qualified retirement plans. Please contact your registered representative, IRA custodian or trustee, retirement plan sponsor or administrator for information concerning the procedures for purchasing and redeeming shares of the Funds.

The Funds do not have any initial or subsequent investment minimums. However, Permitted Accounts may impose investment minimums.

For a complete description of purchase, redemption and exchange options, see the section of each Fund’s Prospectus entitled “Shareholder Information.”

Each Fund earns dividends, interest and other income from its investments, and ordinarily distributes this income (less expenses) to shareholders as dividends semi-annually. Each Fund also realizes capital gains from its investments and distributes these gains (less any capital losses) to shareholders as capital gains distributions at least once annually. Both dividends and capital gains distributions of each Fund are reinvested in additional shares of such Fund at net asset value.

Each Target Fund intends to distribute all its net investment income and net capital gains, if any, for the period ending on the Closing Date to its shareholders, prior to Closing. See “The Reorganization – Material Federal Income Tax Consequences” below.

Federal Income Tax Information

Each Fund qualifies and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If a Fund qualifies as a regulated investment company and distributes its income as required by the Code, such Fund will not be subject to federal income tax to the extent its net investment income and realized net capital gains are distributed to shareholders. Currently, Permitted Accounts generally are not subject to federal income tax on any Fund distributions. Owners of variable contracts, retirement plan participants, owners of qualified college savings programs, and IRA owners are also generally not subject to federal income tax on Fund distributions until such amounts are withdrawn from the variable contract, retirement plan or IRA or are withdrawn from a qualified college savings program for other than qualified expenses. More information regarding federal income taxation of Permitted Account owners and participants may be found in the applicable prospectus and/or disclosure documents for that Permitted Account.

Payments to Insurers, Broker-Dealers and Other Financial Intermediaries

GWL&A and/or its affiliates may make payments to insurance companies, broker-dealers, and other financial intermediaries for the sale of Fund shares and/or other services. These payments may be a factor that an insurance company, broker-dealer, or other financial intermediary considers in including a Fund as an investment option in a Permitted Account. These payments also may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson, visit your financial intermediary’s website, or consult the variable contract prospectus for more information.

Partner Payments to Empower Retirement, LLC

Empower may receive payments from registered investment advisers and/or their affiliates (“Partner(s)”), including current and potential sub-advisers to Great-West Funds, as applicable, for providing services to Partners and Partner products offered through Empower’s retirement platforms. Program services include but are not limited to: consideration for inclusion of Partner products in products and retirement platforms affiliated with Empower; enhanced marketing opportunities; additional reporting capabilities; collaboration in thought leadership opportunities; waivers of certain retirement platform connectivity fees; and access to Empower personnel, third party advisory and brokerage firms, and Empower sponsored conferences. The level of such payments made by Partners may be based on differing levels or types of services provided by Empower, among other considerations.

Further Information

Additional information concerning the Funds is contained in this Information Statement/Prospectus and additional information regarding the Acquiring Fund is contained in the Acquiring Fund’s prospectus which is incorporated by reference. The cover page of this Information Statement/Prospectus describes how you may obtain further information.

THE REORGANIZATION

The Reorganization will be governed by the Agreement, which is attached as Appendix B. Each Target Fund will transfer all of its assets to the Acquiring Fund. In exchange, the Acquiring Fund will assume all the liabilities of such Target Fund and deliver to the Target Fund a number of full and fractional Investor Class and Service Class shares of the Acquiring Fund having a net asset value equal to the value of the assets of the Target Fund less the liabilities of the Target Fund assumed by the Acquiring Fund, each determined as of the close of regular trading on the New York Stock Exchange on the Closing Date. At the designated time on the Closing Date as set forth in the Agreement, each Target Fund will distribute in complete liquidation and termination of the Target Fund, all Acquiring Fund shares received by the Target Fund pro rata, by class, to the Target Fund’s shareholders of record. This distribution will be accomplished by the transfer of the Acquiring Fund shares credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund shareholders, and representing the respective pro rata number of Acquiring Fund shares of the appropriate class due to such shareholders. All issued and outstanding shares of each Target Fund will be canceled on the books of such Target Fund. As a result of the Reorganization, each Target Fund Investor Class and Service Class shareholder will receive a number of Acquiring Fund Investor Class and Service Class shares respectively, equal in net asset value, as of the close of regular trading on the New York Stock Exchange on the Closing Date, to the net asset value as of such time of such Target Fund’s Investor Class and Service Class shares, respectively, surrendered by such shareholder.

The consummation of the Reorganization is subject to the terms and conditions set forth in the Agreement and the representations and warranties set forth in the Agreement being true. The Agreement may be terminated by the mutual agreement of the Funds. In addition, any Fund may at its option terminate the Agreement at or before the Closing if (i) the Closing has not occurred on or before ten months from the date of the Agreement, unless such date is extended by mutual agreement of the parties, or (ii) the other party materially breaches its obligations under the Agreement or makes a material and intentional misrepresentation in the Agreement or in connection with the Agreement.

Each Target Fund will, within a reasonable period of time before the Closing, furnish the Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments. The Acquiring Fund will, within a reasonable period of time before the Closing, furnish each Target Fund with a list of the securities, if any, on the Target Fund’s list referred to above that do not conform to the Acquiring Fund’s investment objective, policies, restrictions or strategies. Each Target Fund, if requested by the Acquiring Fund, will dispose of securities on the Acquiring Fund’s list before the Closing. Notwithstanding the foregoing, nothing in the Agreement will require a Target Fund to dispose of any investments or securities if, in the reasonable judgment of the Target Fund, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Target Fund. None of the Target Funds’ investments are expected to be sold prior to the Reorganization as a result of any portfolio repositioning. If a Target Fund sells any investments prior to the Reorganization, the sale of such investments could result in distributions to shareholders of such Target Fund prior to the Reorganization.

It is expected that neither shareholders of the Target Funds nor investors who hold shares of the Target Funds through Permitted Accounts will recognize gain or loss for federal income tax purposes as a direct result of the Reorganization. In addition, none of the Funds will generally recognize gain or loss for federal income tax purposes as a direct result of the Reorganization. To the extent that portfolio investments received by the Acquiring Fund in the Reorganization are sold after the Reorganization, the Acquiring Fund may recognize income and capital gain (after the application of any available capital loss carryforwards), which will be distributed to shareholders who hold shares of the combined fund (including former shareholders of Target Funds who hold shares of the Acquiring Fund following the Reorganization). Such distribution is not expected to be taxable for federal income tax purposes to investors who hold shares of the Acquiring Fund through Permitted Accounts. The table below provides the estimated percentages of each Target Fund’s portfolio that will be sold after the Reorganization in connection with this portfolio repositioning as well as the estimated realized gains or losses such portfolio repositioning would have resulted in, if such sales occurred on December 31, 2020. There will be no brokerage commissions or other transaction costs associated with the portfolio repositioning.

Target Fund	% of Portfolio Being Sold After Reorganization	Total Realized Gains/ (Losses)	Realized Gains/ (Losses) per Share
Great-West SecureFoundation® Lifetime 2020 Fund	6%	$100,327	$0.03
Great-West SecureFoundation® Lifetime 2025 Fund	6%	$107,294	$0.03
Great-West SecureFoundation® Lifetime 2030 Fund	6%	$128,808	$0.04

For a more detailed discussion of the federal income tax consequences of the Reorganization, please see “The Reorganization - Material Federal Income Tax Consequences” below.

Description of Securities to be Issued

Shares of Common Stock. The Acquiring Fund offers four classes of shares: Institutional Class, Investor Class, Service Class and Class L; the Target Funds offer three classes of shares: Institutional Class, Investor Class and Service Class shares. However, Institutional Class shares of the Target Funds have not yet commenced operations. As such, only Investor Class and Service Class shares of the Target Funds will be exchanged for shares of the corresponding classes of the Acquiring Fund as a result of this Reorganization. Each share of the Acquiring Fund represents an equal proportionate interest in the Acquiring Fund with each other share and is entitled to such dividends and distributions out of the income belonging to the Acquiring Fund as are declared by the Board. Each share class represents interests in the same portfolio of investments, but differing class-level expenses will result in differing net asset values and dividends and distributions for each class. Upon any liquidation of the Acquiring Fund, Investor Class and Service Class shareholders are entitled to share pro rata in the net assets belonging to the Acquiring Fund allocable to the Investor Class and Service Class , respectively, available for distribution after satisfaction of outstanding liabilities of the Acquiring Fund allocable to the Investor Class and Service Class. All issued and outstanding shares of the Acquiring Funds are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter’s rights. Additional classes of shares may be authorized by the Board in the future.

Voting Rights of Shareholders. Shares attributable to the Funds held in variable contracts will be voted by insurance company separate accounts based on instructions received from owners of variable contracts. The number of votes that an owner of a variable contract has the right to cast will be determined by applying his/her percentage interest in a Fund (held through a variable contract) to the total number of votes attributable to a Fund. In determining the number of votes, fractional shares will be recognized. Shares held in the variable contracts for which a Fund does not receive instructions and shares owned by GWCM, which provided initial capital to the Fund, will be voted in the same proportion as shares for which the Fund has received instructions. As a result of such proportionate voting, a small number of variable contracts owners may determine the outcome of the shareholder vote(s).

Upon the completion of the Reorganization, the Acquiring Fund will be the surviving fund for accounting, tax and performance reporting purposes due to an accounting and performance survivor analysis conducted in connection with the Reorganization.

Continuation of Shareholder Accounts and Plans; Share Certificates

The Acquiring Fund will establish an account for each Target Fund’s shareholders containing the appropriate number of shares of the appropriate class of the Acquiring Fund. The shareholder services and shareholder programs of the Funds are identical.

Service Providers

The Bank of New York Mellon serves as the custodian for the assets of each Fund. DST Asset Manager Solutions, Inc. serves as the Funds’ transfer agent and dividend paying agent. Deloitte  & Touche LLP serves as the Independent Registered Public Accounting Firm for the Funds.

Material Federal Income Tax Consequences

As a condition to each Fund’s obligation to consummate its reorganization, each Fund will receive an opinion from Vedder Price P.C. (which opinion will be based on certain factual representations and certain customary assumptions and exclusions) substantially to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

1.

The transfer by each Target Fund of all its assets to the Acquiring Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of such Target Fund, immediately followed by the pro rata, by class, distribution of all the Acquiring Fund shares received by the Target Fund to the Target Fund shareholders of record in complete liquidation of the Target Fund and the termination of the Target Fund as soon as possible thereafter, will constitute “a reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code with respect to the Reorganization.

2.

No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of each Target Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of such Target Fund.

3.

No gain or loss will be recognized by each Target Fund upon the transfer of all such Target Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund shares so received to the Target Fund shareholders solely in exchange for such shareholders’ shares of the Target Fund in complete liquidation of the Target Fund.

4.	No gain or loss will be recognized by Target Fund shareholders upon the exchange, pursuant to the Agreement, of all their shares of a Target Fund solely for Acquiring Fund shares.
5.

The aggregate basis of the Acquiring Fund shares received by each Target Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the shares of such Target Fund exchanged therefor by such shareholder.

6.

The holding period of the Acquiring Fund’s shares received by each Target Fund shareholder in this Reorganization will include the period during which the shares of such Target Fund exchanged therefor were held by such shareholder, provided such Target Fund shares are held as capital assets at the effective time of the Reorganization.

7.

The basis of the assets of each Target Fund received by the Acquiring Fund will be the same as the basis of such assets in the hands of such Target Fund immediately before the effective time of the Reorganization.

8.	The holding period of the assets of each Target Fund received by the Acquiring Fund will include the period during which such assets were held by such Target Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on the Target Funds, the Acquiring Fund or any Target Fund shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year (or on the termination thereof) or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code or (2) any other federal tax issues (except those set forth above) and any state, local or foreign tax issues of any kind.

Opinions of counsel are not binding upon the Internal Revenue Service (“IRS”) or the courts. If the Reorganization occurs but the IRS or the courts determine the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, each Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Funds would recognize a gain or loss for federal income tax purposes equal to the difference between the basis in their Target Fund shares and the fair market value of the shares of the Acquiring Fund the shareholder receives. Regardless of the federal income tax status of the Reorganization, the Reorganization is not expected to be a taxable event for federal income tax purposes for investors who hold shares of a Target Fund through Permitted Accounts.

Prior to Closing, each Target Fund will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders at least all its net investment income and realized net capital gains (after reduction for any available capital loss carryforwards and excluding any net capital gain on which the Target Fund paid federal income tax), if any, through the Closing Date. This distribution may include net capital gains resulting from the sale of portfolio assets prior to the Reorganization. Additional distributions may be made if necessary. All dividends and distributions paid by a Target Fund will be reinvested in additional shares of such Target Fund. Investors who hold shares of the Target Funds through Permitted Accounts are not expected to be subject to current federal income tax on such distributions.

To the extent that a portion of a Target Fund’s portfolio assets are sold prior to the Reorganization, the federal income tax effect of such sales would depend on the holding periods of such assets and the difference between the price at which such portfolio assets were sold and the Target Fund’s basis in such assets. Any net capital gains (net long-term capital gain in excess of any net short-term capital loss) recognized in these sales, after the application of any available capital loss carryforwards (capital losses from prior taxable years are available to offset future capital gains), would be distributed to the Target Fund’s shareholders as capital gain dividends. Any net short-term capital gains (in excess of any net long-term capital loss and after application of any available capital loss carryforwards) would be distributed as ordinary dividends. All such distributions would be made during or with respect to the Target Fund’s taxable year in which such gains are recognized. None of the Target Funds’ portfolio assets are expected to be sold prior to the Reorganization in connection with any portfolio repositioning.

The table below provides the estimated percentages of each Target Fund’s portfolio that will be sold after the Reorganization in connection with this portfolio repositioning as well as the estimated realized gains or losses such portfolio repositioning would have resulted in, if such sales occurred on December 31, 2020. There will be no brokerage commissions or other transaction costs associated with the portfolio repositioning.

Target Fund	% of Portfolio Being Sold After Reorganization	Total Realized Gains/ (Losses)	Realized Gains/ (Losses) per Share
Great-West SecureFoundation® Lifetime 2020 Fund	6%	$100,327	$0.03
Great-West SecureFoundation® Lifetime 2025 Fund	6%	$107,294	$0.03
Great-West SecureFoundation® Lifetime 2030 Fund	6%	$128,808	$0.04

Although it is not expected to affect investors who hold shares of the Funds through a Permitted Account, the Acquiring Fund’s ability to use, after the Reorganization, the Target Funds’ or the Acquiring Fund’s realized and unrealized pre-Reorganization capital losses, if any, may be limited under certain federal income tax rules applicable to reorganizations of this type. The effect of these potential limitations will depend on a number of factors, including the amount of the losses, the amount of gains to be offset, the exact timing of the Reorganization and the amount of unrealized capital gains in the Funds at the time of the Reorganization.

Any gain the Acquiring Fund realizes after the Reorganization, including any built-in gain realized on the sale of the Target Funds’ assets in connection with the repositioning of the Acquiring Fund’s portfolio after the Reorganization, will be distributed to shareholders of the Acquiring Fund (including former shareholders of the Target Funds who hold shares of the Acquiring Fund after the Reorganization). In addition, shareholders of each Target Fund will receive a proportionate share of any income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Target Funds may receive a greater amount of distributions than they would have had the Reorganization not occurred. Investors who hold shares of the Acquiring Fund through Permitted Accounts generally are not subject to current federal income taxation on the Acquiring Fund’s distributions.

This description of material federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders of the Target Funds and investors who hold shares of the Target Funds through a Permitted Account are urged to consult their own tax advisors as to the specific tax consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

Reorganization Expenses

The expenses associated with the Reorganization include, but are not limited to, legal and auditing fees, as well as the costs of printing and distributing this Information Statement/Prospectus. GWCM will pay all Reorganization expenses, which are estimated to be $43,183, whether or not the Reorganization is completed.

Capitalization

The following table sets forth the capitalization of each Target Fund and the Acquiring Fund as of December 31, 2020, and the pro forma capitalization of the combined fund as if the Reorganization had occurred on that date. These numbers may differ at the Closing Date.

Capitalization Table as of December 31, 2020

	SecureFoundation® Lifetime 2020 Fund (Target Fund)	SecureFoundation® Lifetime 2025 Fund (Target Fund)	SecureFoundation® Lifetime 2030 Fund (Target Fund)	Acquiring Fund	Pro Forma Adjustments	Pro Forma Combined Fund
Investor Class
Net Assets	$36,114,749	$28,079,201	$30,087,050	$417,502,902		$511,783,902
Shares Outstanding	2,926,980	2,452,759	2,352,474	29,023,131	(1,178,175)	35,577,169
Net Asset Value Per Share	$12.34	$11.45	$12.79	$14.39		$14.39
Shares Authorized	15,000,000	30,000,000	20,000,000	140,000,000		140,000,000
Service Class
Net Assets	$6,996,714	$20,793,010	$8,671,078	$73,136,290		$109,597,092
Shares Outstanding	563,687	1,781,150	675,368	4,999,285	(527,900)	7,491,590
Net Asset Value Per Share	$12.41	$11.67	$12.84	$14.63		$14.63
Shares Authorized	5,000,000	30,000,000	5,000,000	30,000,000		30,000,000

Legal Matters

Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed on by Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601.

Information Filed with the SEC

This Information Statement/Prospectus and the Reorganization SAI do not contain all the information set forth in the registration statements, exhibits relating thereto and the annual reports, which the Funds have filed with the SEC pursuant to the requirements of the Securities Act of 1933 as amended, and the 1940 Act. The SEC file number for the registration statement containing the current Prospectuses and SAI for the Target Funds and Acquiring Fund is Registration No.  2-75503. Such Prospectuses and SAI relating to the Funds are incorporated herein by reference, insofar as they relate to the Funds.

Financial Highlights

The financial highlights tables presented below are intended to help you understand the financial performance of each Fund’s Investor Class and Service Class shares for the past five years, or, if shorter, the period of such class’s operations. Certain information reflects financial results for a single Fund (Investor Class and Service Class) share. Total returns in the tables represent the rate an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). Total returns do not include the Guarantee Benefit Fee or fees and expenses associated with Permitted Accounts. There are no withdrawal charges associated with the Guarantee Benefit Fee. If such fees and expenses were included, total returns would be lower. The financial highlights of the Target Funds and Acquiring Fund for each of the last five years ended December 31 have been derived from financial statements audited by Deloitte & Touche LLP, the Funds’ independent registered public accounting firm.

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND

Selected data for a share of capital stock of the Target Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2020	$11.67	0.25	1.20	1.45	(0.27)	(0.51)	(0.78)	$12.34	12.93%
12/31/2019	$10.81	0.27	1.54	1.81	(0.27)	(0.68)	(0.95)	$11.67	16.92%
12/31/2018	$12.68	0.27	(0.91)	(0.64)	(0.28)	(0.95)	(1.23)	$10.81	(5.23%)
12/31/2017	$11.73	0.25	1.23	1.48	(0.26)	(0.27)	(0.53)	$12.68	12.67%
12/31/2016	$11.37	0.24	0.60	0.84	(0.24)	(0.24)	(0.48)	$11.73	7.44%
Service Class
12/31/2020	$11.73	0.27	1.17	1.44	(0.25)	(0.51)	(0.76)	$12.41	12.77%
12/31/2019	$10.86	0.25	1.55	1.80	(0.25)	(0.68)	(0.93)	$11.73	16.85%
12/31/2018	$12.72	0.26	(0.91)	(0.65)	(0.26)	(0.95)	(1.21)	$10.86	(5.37%)
12/31/2017	$11.74	0.23	1.25	1.48	(0.23)	(0.27)	(0.50)	$12.72	12.71%
12/31/2016	$11.39	0.24	0.58	0.82	(0.23)	(0.24)	(0.47)	$11.74	7.24%

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2020	$36,115	0.47%	0.43%	2.16%	36%
12/31/2019	$43,141	0.47%	0.43%	2.31%	20%
12/31/2018	$39,310	0.47%	0.43%	2.14%	22%
12/31/2017	$69,396	0.47%	0.44%	2.05%	15%
12/31/2016	$63,971	0.47%	0.44%	2.03%	21%
Service Class
12/31/2020	$6,997	0.57%	0.53%	2.33%	36%
12/31/2019	$7,445	0.57%	0.53%	2.17%	20%
12/31/2018	$7,564	0.57%	0.53%	2.04%	22%
12/31/2017	$9,596	0.57%	0.54%	1.86%	15%
12/31/2016	$10,221	0.57%	0.54%	2.04%	21%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND

Selected data for a share of capital stock of the Target Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)(d)
Investor Class
12/31/2020	$10.72	0.23	1.12	1.35	(0.16)	(0.46)	(0.62)	$11.45	13.17%
12/31/2019	$10.03	0.25	1.41	1.66	(0.25)	(0.72)	(0.97)	$10.72	16.95%
12/31/2018	$11.76	0.27	(0.86)	(0.59)	(0.27)	(0.87)	(1.14)	$10.03	(5.27%)
12/31/2017	$10.98	0.24	1.15	1.39	(0.25)	(0.36)	(0.61)	$11.76	12.73%
12/31/2016	$10.88	0.24	0.55	0.79	(0.23)	(0.46)	(0.69)	$10.98	7.39%
Service Class
12/31/2020	$10.92	0.25	1.11	1.36	(0.15)	(0.46)	(0.61)	$11.67	12.95%
12/31/2019	$10.18	0.22	1.46	1.68	(0.22)	(0.72)	(0.94)	$10.92	16.88%
12/31/2018	$11.90	0.23	(0.85)	(0.62)	(0.23)	(0.87)	(1.10)	$10.18	(5.43%)
12/31/2017	$11.08	0.22	1.18	1.40	(0.22)	(0.36)	(0.58)	$11.90	12.74%
12/31/2016	$10.97	0.22	0.56	0.78	(0.21)	(0.46)	(0.67)	$11.08	7.23%

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2020	$28,079	0.47%	0.43%	2.13%	31%
12/31/2019	$33,487	0.47%	0.43%	2.31%	19%
12/31/2018	$29,639	0.47%	0.43%	2.33%	33%
12/31/2017	$38,911	0.47%	0.44%	2.10%	25%
12/31/2016	$32,386	0.47%	0.45%	2.12%	23%
Service Class
12/31/2020	$20,793	0.57%	0.53%	2.32%	31%
12/31/2019	$22,522	0.57%	0.53%	1.97%	19%
12/31/2018	$28,115	0.57%	0.53%	1.92%	33%
12/31/2017	$41,911	0.57%	0.54%	1.85%	25%
12/31/2016	$45,951	0.57%	0.55%	1.92%	23%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND

Selected data for a share of capital stock of the Target Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)(d)
Investor Class
12/31/2020	$12.25	0.20	1.30	1.50	(0.11)	(0.85)	(0.96)	$12.79	13.03%
12/31/2019	$11.29	0.28	1.67	1.95	(0.28)	(0.71)	(0.99)	$12.25	17.58%
12/31/2018	$13.37	0.29	(1.00)	(0.71)	(0.29)	(1.08)	(1.37)	$11.29	(5.56%)
12/31/2017	$12.20	0.27	1.46	1.73	(0.27)	(0.29)	(0.56)	$13.37	14.32%
12/31/2016	$11.75	0.25	0.72	0.97	(0.25)	(0.27)	(0.52)	$12.20	8.31%
Service Class
12/31/2020	$12.33	0.26	1.23	1.49	(0.13)	(0.85)	(0.98)	$12.84	12.86%
12/31/2019	$11.35	0.28	1.67	1.95	(0.26)	(0.71)	(0.97)	$12.33	17.41%
12/31/2018	$13.43	0.28	(1.01)	(0.73)	(0.27)	(1.08)	(1.35)	$11.35	(5.61%)
12/31/2017	$12.24	0.25	1.48	1.73	(0.25)	(0.29)	(0.54)	$13.43	14.24%
12/31/2016	$11.78	0.22	0.73	0.95	(0.22)	(0.27)	(0.49)	$12.24	8.15%

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2020	$30,087	0.47%	0.43%	1.70%	33%
12/31/2019	$74,921	0.47%	0.43%	2.34%	16%
12/31/2018	$65,188	0.47%	0.44%	2.23%	30%
12/31/2017	$103,562	0.47%	0.44%	2.10%	11%
12/31/2016	$88,168	0.47%	0.45%	2.06%	18%
Service Class
12/31/2020	$8,671	0.57%	0.53%	2.19%	33%
12/31/2019	$8,821	0.57%	0.53%	2.27%	16%
12/31/2018	$8,063	0.57%	0.54%	2.13%	30%
12/31/2017	$8,856	0.57%	0.54%	1.94%	11%
12/31/2016	$8,973	0.57%	0.55%	1.81%	18%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED FUND

Selected data for a share of capital stock of the Acquiring Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2020	$13.41	0.32	1.48	1.80	(0.28)	(0.54)	(0.82)	$14.39	13.92%
12/31/2019	$12.25	0.30	1.84	2.14	(0.26)	(0.72)	(0.98)	$13.41	17.79%
12/31/2018	$13.77	0.31	(1.02)	(0.71)	(0.27)	(0.54)	(0.81)	$12.25	(5.33%)
12/31/2017	$12.69	0.29	1.34	1.63	(0.26)	(0.29)	(0.55)	$13.77	12.94%
12/31/2016	$12.14	0.28	0.77	1.05	(0.24)	(0.26)	(0.50)	$12.69	8.73%
Service Class
12/31/2020	$13.61	0.36	1.45	1.81	(0.25)	(0.54)	(0.79)	$14.63	13.76%
12/31/2019	$12.42	0.30	1.85	2.15	(0.24)	(0.72)	(0.96)	$13.61	17.65%
12/31/2018	$13.94	0.30	(1.03)	(0.73)	(0.25)	(0.54)	(0.79)	$12.42	(5.43%)
12/31/2017	$12.83	0.27	1.36	1.63	(0.23)	(0.29)	(0.52)	$13.94	12.84%
12/31/2016	$12.26	0.25	0.79	1.04	(0.21)	(0.26)	(0.47)	$12.83	8.60%
Class L
12/31/2020	$11.63	0.23	1.28	1.51	(0.23)	(0.54)	(0.77)	$12.37	13.54%
12/31/2019	$10.74	0.24	1.60	1.84	(0.23)	(0.72)	(0.95)	$11.63	17.47%
12/31/2018	$12.18	0.27	(0.92)	(0.65)	(0.25)	(0.54)	(0.79)	$10.74	(5.54%)
12/31/2017	$11.29	0.25	1.16	1.41	(0.23)	(0.29)	(0.52)	$12.18	12.64%
12/31/2016	$10.88	0.28	0.62	0.90	(0.23)	(0.26)	(0.49)	$11.29	8.36%
Institutional Class
12/31/2020	$9.29	0.26	1.00	1.26	(0.35)	(0.54)	(0.89)	$9.66	14.27%
12/31/2019	$8.78	0.26	1.30	1.56	(0.33)	(0.72)	(1.05)	$9.29	18.13%
12/31/2018	$10.15	0.29	(0.77)	(0.48)	(0.35)	(0.54)	(0.89)	$8.78	(4.91%)
12/31/2017	$9.52	0.27	0.98	1.25	(0.33)	(0.29)	(0.62)	$10.15	13.27%
12/31/2016	$9.25	0.34	0.48	0.82	(0.29)	(0.26)	(0.55)	$9.52	9.08%

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2020	$417,503	0.45%	0.42%	2.38%	28%
12/31/2019	$325,174	0.45%	0.42%	2.28%	18%
12/31/2018	$263,182	0.45%	0.42%	2.28%	18%
12/31/2017	$284,473	0.45%	0.42%	2.19%	9%
12/31/2016	$226,067	0.45%	0.43%	2.25%	11%
Service Class
12/31/2020	$73,136	0.55%	0.52%	2.69%	28%
12/31/2019	$78,401	0.55%	0.52%	2.23%	18%
12/31/2018	$63,353	0.55%	0.52%	2.17%	18%
12/31/2017	$72,766	0.55%	0.52%	2.02%	9%
12/31/2016	$68,347	0.55%	0.53%	2.00%	11%
Class L
12/31/2020	$355,129	0.70%	0.67%	2.02%	28%
12/31/2019	$390,943	0.70%	0.67%	2.05%	18%
12/31/2018	$336,083	0.70%	0.67%	2.24%	18%
12/31/2017	$270,098	0.70%	0.68%	2.07%	9%
12/31/2016	$171,966	0.70%	0.68%	2.50%	11%

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Institutional Class
12/31/2020	$158,316	0.10%	0.07%	2.89%	28%
12/31/2019	$135,222	0.10%	0.07%	2.75%	18%
12/31/2018	$100,615	0.10%	0.07%	2.84%	18%
12/31/2017	$73,172	0.10%	0.08%	2.65%	9%
12/31/2016	$40,692	0.10%	0.08%	3.54%	11%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.

THE BOARD’S APPROVAL OF THE REORGANIZATION

Based on the considerations described below, the Board determined that the Reorganization of each Target Fund into the Acquiring Fund would be in the best interests of the Target Fund, and that the interests of the Target Fund’s existing shareholders would not be diluted as a result of the Reorganization. As such, the Board has approved the Reorganization.

In preparation for meetings of the Board held on September 22-23, 2020, at which the Reorganization was considered, GWCM, investment adviser to the Funds, provided the Board with information for the meeting regarding the Reorganization, including the rationale therefor and alternatives considered. On May 25, 2021, GWCM provided the Board with updated information as of December 31, 2020 and it did not change the Board’s determination to approve the Reorganization. GWCM recommended the Reorganization because the Target Funds have not attracted significant assets and GWCM does not believe the Target Funds will attract sufficient assets to sustain them. GWCM believes that the Reorganization will benefit the Target Funds and their shareholders by, among other things, allowing the Reorganization of the Target Funds into a fund with similar fees and performance, a substantially similar investment objective and substantially similar principal investment strategies and principal investment risks, while preserving the shareholders’ Guarantee.

Prior to approving the Reorganization, the Independent Directors reviewed the foregoing information with their independent legal counsel and with management, reviewed with independent legal counsel applicable law and their duties in considering such matters, and met with independent legal counsel in a private session without management present. In approving the Reorganization, the Board considered a number of factors in reaching its determination, including the following:

•	the compatibility of each Target Fund’s investment objective, principal investment strategies and principal investment risks with those of the Acquiring Fund;
•	the Funds’ investment performance and portfolio managers;
•	the Funds’ relative fees and expense ratios;
•	the anticipated federal income tax-free nature of the Reorganization;
•	the expected costs of the Reorganization and the fact that the Funds would not bear any of such costs;
•	the terms of the Reorganization and whether the Reorganization would dilute the interests of the shareholders of the Funds;
•	the effect of the Reorganization on shareholder rights;
•	alternatives to the Reorganization; and
•	any potential benefits to GWCM and its affiliates as a result of the Reorganization.

Compatibility of Investment Objectives, Principal Investment Strategies and Related Risks

Based on the information presented, the Board noted that each Target Fund has a substantially similar investment objective and substantially similar principal investment strategies and principal investment risks as the Acquiring Fund. In particular, the Board noted that all Funds are funds-of-funds that pursue their investment objective by investing in other mutual funds and a fixed income contract issued and guaranteed by GWL&A. The Board further noted that the Underlying Funds and asset classes of each Target Fund are similar to those of the Acquiring Fund.

Investment Performance and Portfolio Management

The Board considered the investment performance of the Funds for the year-to-date, one-year, three-year, five-year and ten-year periods ended June 30, 2020, as available. The Board noted that the Acquiring Fund outperformed the Great-West SecureFoundation® Lifetime 2020 Fund for the three- and five-year periods and outperformed the Great-West SecureFoundation® Lifetime 2025 Fund for the three-, five- and ten-year periods. The Board also noted that, although the Acquiring Fund underperformed the Great-West SecureFoundation® Lifetime 2030 Fund for all periods reviewed, performance of the Acquiring Fund and Great-West SecureFoundation® Lifetime 2030 Fund was similar for the three- and five-year periods. The Board also considered that the Funds have the same portfolio managers.

On May 25, 2021, GWCM provided the Board with updated information related to investment performance as of December 31, 2020 and it did not change the Board’s determination to approve the Reorganization. The Board considered the investment performance of the Funds for the year-to-date, one-year, three-year, five-year and ten-year periods ended December 31, 2020, as available and noted that the Acquiring Fund outperformed the Target Funds in all periods reviewed.

Fees and Expense Ratios

The Board considered the fees and expense ratios of the Funds. The Board considered that the investment advisory fee for the Acquiring Fund is calculated at the annual rate of 0.10% of net assets and the investment advisory fee for the Target Funds is calculated at the annual rate of 0.12% of net assets. Further, the Board considered that the Investor Class, Service Class and Class L shares of the Target Funds and Acquiring Fund have identical shareholder services fees of 0.35% and that the Service Class and Class L shares of the Target Funds and Acquiring Fund have identical Rule 12b-1 fees of 0.10% and 0.25%, respectively. The Board also considered that acquired fund fees and expenses of the Funds are identical across share classes as of June 30, 2020. Additionally, the Board noted that as of June 30, 2020, the Acquiring Fund has lower total and net expense ratios than the Target Funds.

On May 25, 2021, GWCM provided the Board with updated information related to fees and expense ratios as of December 31, 2020 and it did not change the Board’s determination to approve the Reorganization. The Board considered that the investment advisory fee for the Acquiring Fund is calculated at the annual rate of 0.10% of net assets and the investment advisory fee for the Target Funds is calculated at the annual rate of 0.12% of net assets. Further, the Board considered that the Investor Class and Service Class shares of the Target Funds and Acquiring Fund have identical shareholder services fees of 0.35% and that the Service Class shares of the Target Funds and Acquiring Fund have identical Rule 12b-1 fees of 0.10%. The Board also considered that acquired fund fees and expenses of the Target Funds are one (1) basis point lower (0.16%) than the Acquiring Fund (0.17%) across share classes as of December 31, 2020. Additionally, the Board noted that as of December 31, 2020, the Acquiring Fund has a lower net expense ratio than the Target Funds and the same total expense ratio as the Target Funds. The Board also noted that no contract holders would incur any transfer fees or other charges as a result of the Reorganization.

Federal Income Tax Consequences of the Reorganization

The Board considered the federal income tax implications of the Reorganization. The Board noted the Reorganization will be structured with the intention that it qualify as a tax-free reorganization for federal income tax purposes.

Costs of the Reorganization

The Board considered that GWCM will bear all the expenses incurred in connection with the Reorganization.

Dilution

The terms of the Reorganization are intended to avoid dilution of the interests of the shareholders of the Funds. In this regard, shareholders of each Target Fund will receive the same class of shares in the Acquiring Fund, equal in total value to the total value of the shares of the Target Fund surrendered.

Effect on Shareholder Rights

The Board noted the shareholders of each Target Fund will receive the same class of shares of the Acquiring Fund, which is subject to the same Rule 12b-1 and/or shareholder services fees, as applicable. The Board also considered that the Funds are a series of Great-West Funds and, as such, the rights of the Target Funds’ shareholders are the same as the rights of the Acquiring Fund’s shareholders. The Board also considered that shares of the Funds are entitled to one vote per share held and fractional votes for fractional shares held. The Board also considered that, as opposed to certain alternatives, the Reorganization will allow shareholders to preserve their Guarantee.

Alternatives to the Reorganization

As an alternative, the Board considered liquidating the Target Funds; however, liquidation would require GWL&A to obtain a substitution order from the SEC under Section 26(c) of the 1940 Act in order to move the assets from one fund to another within an insurance company separate account, which is a lengthy process.

Potential Benefits to GWCM and its Affiliates

The Board recognized that the Reorganization may result in some potential benefits and economies for GWCM and its affiliates. These may include, for example, costs savings as a result of the elimination of the Target Funds as funds in Great-West Funds’ complex.

Conclusion

The Board, including all of the Independent Directors, unanimously approved the Reorganization, concluding that the Reorganization is in the best interests of each Target Fund and that the interests of each Target Fund’s existing shareholders will not be diluted as a result of the Reorganization. The Board, including the Independent Directors, also concluded that the Reorganization is in the best interests of the Acquiring Fund, and that the interests of existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization. The Board did not identify any single factor discussed above as all-important or controlling but considered all such factors together in approving the Reorganization.

INFORMATION ABOUT OWNERSHIP OF SHARES OF THE FUND

Outstanding Shares

The tables below provide information about the Funds’ outstanding Investor Class and Service Class shares as of December 31, 2020.

Target Fund	Investor Class	Service Class
Great-West SecureFoundation® Lifetime 2020 Fund	2,926,980	563,687
Great-West SecureFoundation® Lifetime 2025 Fund	2,452,759	1,781,150
Great-West SecureFoundation® Lifetime 2030 Fund	2,352,474	675,368

Acquiring Fund	Investor Class	Service Class
Great-West SecureFoundation® Balanced Fund	29,023,131	4,999,285

The above tables do not include information related to Institutional Class and Class L shares of the Funds because Institutional Class and Class L shares are not part of this Reorganization.

Beneficial Ownership

The following tables set forth the percentage of ownership of each person who, as of May 3, 2021, owns of record, or is known by the Funds to own of record or beneficially, 5% or more of Investor Class and Service Class shares of any Fund. The tables also set forth the estimated percentage of shares of the Acquiring Fund that would have been owned by such parties if the Reorganization had occurred on May 3, 2021. These amounts may differ on the Closing Date.

Shareholders who have the power to vote a larger percentage of shares (at least 25% of the voting shares) of a Fund can control the Fund and determine the outcome of a shareholder meeting. The votes of the shareholders of the Target Funds are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

Target Funds
Class	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization
Great-West SecureFoundation® Lifetime 2020 Fund Investor Class	Government of Guam Retirement Fund	424 Route 8, Maite, GU, 96927	60.48%	<5%
	Government of Guam Deferred Compensation Plan	424 Route 8, Maite, GU, 96927	12.09%	<5%
	Empower Retirement IRA	P.O. Box 173764, Denver, CO 80217-3764	7.95%	13.93%
Great-West SecureFoundation® Lifetime 2020 Fund Service Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	32.10%	21.41%
	Delaney Development, Inc.	P.O. Box 16126, Mobile, AL 36616	13.13%	<5%
	Kleinfeld, Kaplan and Becker, LLP	1850 M Street, NW Suite 800, Washington, DC 20036-5803	12.58%	<5%
	National Account Service Company LLC	1200 Abernathy Road Suite 1000, Atlanta, GA 30328	9.31%	<5%
	Moulton, Bellingham, Longo	P.O. Box 2559, Billings, MT 59103	8.16%	<5%
Great-West SecureFoundation® Lifetime 2025 Fund Investor Class	Government of Guam Retirement Fund	424 Route 8, Maite, GU, 96927	28.84%	<5%
	Empower Retirement IRA	P.O. Box 173764, Denver, CO 80217-3764	15.40%	13.93%
	Pacific Northern Environmental Corp.	1081 Columbia Blvd, Longview WA 98632	9.73%	<5%
	Government of Guam Deferred Compensation Plan	424 Route 8, Maite, GU, 96927	8.08%	<5%
	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	7.55%	21.41%
Great-West SecureFoundation® Lifetime 2025 Fund Service Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	37.43%	21.41%

Target Funds
Class	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization
	Marlow, Adler, Abrams, Newman & Lewis 401(k) Plan	4000 Ponce de Leon Blvd, Suite 570, Coral Gables, FL 33146	7.71%	8.70%
Great-West SecureFoundation® Lifetime 2030 Fund Investor Class	Government of Guam Retirement Fund	424 Route 8, Maite, GU, 96927	70.44%	<5%
	Government of Guam Deferred Compensation Plan	424 Route 8, Maite, GU, 96927	12.42%	<5%
Great-West SecureFoundation® Lifetime 2030 Fund Service Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	51.36%	21.41%
	TSAY Construction Services, LLC	1424 Deborah Rd SE Suite 106, Rio Rancho, NM 87124	13.10%	<5%
	Three Shores Bancorporation, Inc.	201 S. Orange Ave 1350, Orlando, FL 32801	10.27%	<5%

Acquiring Fund
Class	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization
Investor Class	GWLA Schwab OneSource Choice Variable Annuity	8515 E. Orchard Road, Greenwood Village, CO 80111	45.98%	36.60%
	Empower Retirement IRA	P.O. Box 173764, Denver, CO 80217-3764	17.50%	13.93%
Service Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	21.05%	21.41%
	Marlow, Adler, Abrams, Newman & Lewis 401(k) Plan	4000 Ponce de Leon Blvd, Suite 570, Coral Gables, FL 33146	<5%	8.70%
	SBS Cisco Inc., DBA Custom Instrumentation Services Corporation (CiSCO)	7841 South Wheeling Court, Englewood, CO 80112	<5%	5.35%
	GWLA Variable Annuity 9 Series Accounts	8515 E. Orchard Road, Greenwood Village, CO 80111	5.28%	<5%

As of December 31, 2020, the directors and officers of the Target Funds, as a group, owned less than 1% of the total outstanding shares of each Target Fund and, as a group, owned less than 1% of the Investor Class and Service Class shares of each Target Fund. Likewise, as of December 31, 2020, the directors and officers of the Acquiring Fund, as a group, owned less than 1% of the total outstanding shares of the Acquiring Fund and, as a group, owned less than 1% of the Investor Class and Service Class shares of the Acquiring Fund.

APPENDIX A - DESCRIPTION OF COMPOSITE INDEXES

Each Fund compares its returns to a composite index. The composite index is derived by applying each Fund’s target asset allocation among the asset classes over time to the results of the following indexes:

•	the S&P 500® Index (large blend) (Fund inception to present);
•	the S&P MidCap 400® Index (mid blend) (April 29, 2011 to present);
•	the S&P SmallCap 600® Index (small blend) (Fund inception to present);
•	the MSCI EAFE Index (international large blend) (Fund inception to present);
•	the MSCI Emerging Markets Index (diversified emerging markets) (July 20, 2011 to present);
•	the Bloomberg Barclays U.S. Aggregate Bond Index (intermediate term bond) (Fund inception to present); and
•	the Bloomberg Barclays Credit 1-3 Year Bond Index (short term bond) (Fund inception to present).

Over time, the composite indexes will change with each Fund’s target asset allocation. When the composite index changes, its new allocation is utilized to calculate composite performance from and after such change. Composite index performance for periods prior to the change is not recalculated or restated based on the composite index’s new allocation but rather reflects the composite index’s actual allocation during that period.

The S&P 500® Index is a market capitalization-weighted index of the 500 leading companies in leading industries of the U.S. economy.

The S&P MidCap 400® Index is a market capitalization-weighted index comprised of 400 stocks representing companies in the middle tier of U.S. stock market capitalization.

The S&P SmallCap 600® Index is designed to measure the performance of publicly traded common stocks of the small company sector of the U.S. equities market.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the U.S. and Canada. As of December 31, 2020, the MSCI EAFE Index consisted of 21 developed market country indices.

The MSCI Emerging Markets Index (Americas, Europe, Middle East, Africa, and Asia) is a free float-adjusted market capitalization index designed to measure equity market performance in global emerging markets. As of December 31, 2020, the MSCI Emerging Markets Index consisted of 27 emerging economies.

The Bloomberg Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade bond market, including corporate, government and mortgage-backed securities.

The Bloomberg Barclays 1-3 Year Credit Bond Index is a subset of the Bloomberg Barclays Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate fixed income securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

A-1

APPENDIX B - AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of this ___ day of _________________, 2021 by and among Great-West Funds, Inc., a Maryland corporation (the “Corporation”), on behalf of the Great-West SecureFoundation® Balanced Fund (the “Acquiring Fund”), and Great-West SecureFoundation® Lifetime 2020 Fund, Great-West SecureFoundation® Lifetime 2025 Fund and Great-West SecureFoundation® Lifetime 2030 Fund (each an “Acquired Fund” and collectively, the “Acquired Funds”), and together with the Acquiring Fund, each a “Fund” and collectively the “Funds”), and Great-West Capital Management, LLC (“GWCM”), investment adviser for the Funds (for purposes of sections 8.3 and 10.2 of this Agreement only). The principal place of business of the Corporation is 8515 East Orchard Road, Greenwood Village, Colorado 80111.

For each Reorganization (as defined below), this Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). The reorganization of each Acquired Fund into the Acquiring Fund will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Investor Class and Service Class voting shares of common stock, $0.10 par value per share, of the Acquiring Fund (the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, immediately followed by the pro rata, by class, distribution of the Acquiring Fund Shares received by the Acquired Fund to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (each a “Reorganization” and collectively, the “Reorganizations”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.              Transfer of Assets of the Acquired Funds to the Acquiring Fund in Consideration for Acquiring Fund Shares and the Assumption of All Acquired Fund Liabilities and the Liquidation of the Acquired Funds

1.1      Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Acquired Fund agrees to transfer to the Acquiring Fund all of the Acquired Fund’s assets as set forth in section 1.2, and the Acquiring Fund agrees in consideration therefor (i) to deliver to such Acquired Fund that number of full and fractional Investor Class and Service Class Acquiring Fund Shares determined with respect to each class of shares by dividing the value of the Acquired Fund’s assets net of any liabilities with respect to the corresponding class of the Acquired Fund, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of an Acquiring Fund Share of the corresponding class computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of such Acquired Fund as set forth in section 1.3. All Acquiring Fund Shares delivered to each Acquired Fund shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the “Closing”).

1.2      The assets of each Acquired Fund to be acquired by the Acquiring Fund (the “Assets”) shall consist of all assets as of the time of the Closing, including, without limitation, all cash, cash equivalents, securities, commodities and futures contracts and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of such Acquired Fund to be prepared as of the effective time of the Closing in accordance with accounting principles generally accepted in the United States of America (“GAAP”) applied consistently with those of such Acquired Fund’s most recent audited statement of assets and liabilities. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by the Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay dividends and other distributions for the purpose of distributing all or substantially all of the Acquired Fund’s income and gains so as to avoid the imposition of income or excise taxes).

1.3      Each Acquired Fund will endeavor, to the extent practicable, to discharge all its liabilities and obligations that are accrued prior to the Closing. Notwithstanding the foregoing, any liabilities of an Acquired Fund not so discharged shall be assumed by the Acquiring Fund, which assumed liabilities shall include all of such

Acquired Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing, and whether or not specifically referred to in this Agreement, including but not limited to any deferred compensation payable by the Acquired Fund to the Corporation’s directors.

1.4        Immediately after the transfer of Assets provided for in section 1.1, each Acquired Fund will distribute to the Acquired Fund’s Investor Class and Service Class shareholders of record (the “Acquired Fund Shareholders”), determined as of the time of such distribution, on a pro rata basis, by class, the corresponding class of Acquiring Fund Shares received by the Acquired Fund pursuant to section 1.1 in complete liquidation of the Acquired Fund. Such distribution and liquidation will be accomplished with respect to the Acquired Fund by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders of such Acquired Fund. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records received from the Acquired Funds, but shall assume that such records are valid, proper and correct. The aggregate net asset value as of the Valuation Time (as defined in section 2.1) of Acquiring Fund Shares to be so credited to such Acquired Fund Shareholders, shall be equal to the aggregate net asset value of the corresponding Acquired Fund shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of each Acquired Fund will simultaneously be cancelled on the books of such Acquired Fund. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares.

1.5        Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund’s most recently effective prospectus and statement of additional information.

1.6        Any reporting responsibility of an Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of such Acquired Fund.

1.7        All books and records of each Acquired Fund, including, without limitation, all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing.

2.	Valuation

2.1        The value of the Assets and the liabilities of each Acquired Fund shall be computed as of the close of regular trading on The New York Stock Exchange (the “NYSE”) on the Closing Date (the “Valuation Time”) after the declaration and payment of any dividends and/or other distributions, using the valuation procedures set forth in the Corporation’s Articles of Amendment and Restatement, as amended, the Acquiring Fund’s most recently effective prospectus and statement of additional information and any other valuation policies or procedures applicable to the Acquiring Fund then in effect, copies of which have been delivered to the Acquired Fund.

2.2    The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Time using the valuation procedures referred to in section 2.1.

2.3        All computations of value hereunder shall be made by or under the direction of each Fund’s respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund’s respective Independent Registered Public Accounting Firm upon the reasonable request of the other Fund participating in the respective Reorganization.

3.	Closing and Closing Date

3.1        The Closing of the transactions contemplated by this Agreement shall occur on October 15, 2021 or such later date as the parties may agree in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously as of 5:00 p.m., Eastern Time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of counsel to the Acquiring Fund, or at such other place and time as the parties may agree.

3.2        Each Acquired Fund shall deliver, or cause to be delivered, to the Acquiring Fund at the Closing a schedule of its Assets.

3.3        DST Asset Manager Solutions, Inc., as transfer agent for each Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Investor Class and Service Class shares of each Acquired Fund owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited as of the Closing to each Acquired Fund or provide evidence satisfactory to such Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

3.4        In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or an Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Corporation (the “Board”), accurate appraisal of the value of the net assets or shares of the Acquiring Fund or an Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	Representations and Warranties

4.1            The Corporation, on behalf of each Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a)        The Corporation is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland with power under the Corporation’s Articles of Amendment and Restatement, as amended (the “Articles”), to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out this Agreement. The Acquired Fund is a separate series of the Corporation duly designated in accordance with the applicable provisions of the Corporation’s Articles. The Corporation and Acquired Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Corporation or Acquired Fund. The Acquired Fund has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquired Fund;

(b)        The Corporation is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

(c)        No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and such as may be required by state securities laws;

(d)        The Corporation is not, and the execution, delivery and performance of this Agreement by the Corporation will not result (i) in violation of Maryland law or of the Corporation’s Articles or Amended and Restated By-Laws, as amended, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund;

(e)        No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquired Fund’s knowledge, threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(f)        The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended December 31, 2020, have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of the respective date in accordance with GAAP and there are no known contingent liabilities of the Acquired Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g)        Since December 31, 2020, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio shall not constitute a material adverse change;

(h)        All federal, state, local and other tax returns and reports of the Acquired Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Acquired Fund required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof, and any such unpaid taxes, as of the date of the financial statements referred to above, are properly reflected thereon. To the best of the Acquired Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquired Fund, and no assessment for taxes, interest, additions to tax or penalties has been asserted against the Acquired Fund;

(i)        For each taxable year of its operations (including the taxable year ending on the Closing Date), the Acquired Fund (i) has elected to qualify, and has qualified or will qualify (in the case of the taxable year ending with the Closing Date), as a “regulated investment company” under the Code (a “RIC”), (ii) has been eligible to compute and has computed its federal income tax under Section 852 of the Code, and at or prior to the Valuation Time will have declared and paid a distribution with respect to all its investment company taxable income (determined without regard to the deduction for dividends paid), the excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and its net capital gain after reduction for any available capital loss carryover and excluding any net capital gain on which the Acquired Fund paid tax under Section 852(b)(3)(A) of the Code (as such terms are defined in the Code), in each case that has accrued or will accrue on or prior to the Closing Date, and (iii) has been, and will be (in the case of the taxable year ending with the Closing Date), treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code;

(j)        For all taxable years and all applicable quarters of the Acquired Fund from the date of its inception (including the taxable year and quarter that includes the Closing Date), the assets of the Acquired Fund have been (or will be in the case of the taxable year and quarter that includes the Closing Date) sufficiently diversified so that each segregated asset account investing all its assets in the Acquired Fund was (or will be in the case of the taxable year and quarter that includes the Closing Date) adequately diversified within the meaning of Section 817(h) of the Code;

(k)        All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and, as of Closing, will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter’s rights, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of DST Asset Manager Solutions, Inc., as provided in section 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund shares, nor is there outstanding any security convertible into any Acquired Fund shares;

(l)        At the Closing, the Acquired Fund will have good and marketable title to the Acquired Fund’s Assets to be transferred to the Acquiring Fund pursuant to section 1.1 and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

(m)        The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing by all necessary action on the part of the Board (including the determinations required by Rule 17a-8(a) under the 1940 Act), and this Agreement constitutes a valid and binding obligation of the Corporation, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)        The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including but not limited to the Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(o)        The most recently effective prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

(p)        All Acquired Fund shares have been duly established and designated by the Board.

4.2            The Corporation, on behalf of the Acquiring Fund, represents and warrants to each Acquired Fund as follows:

(a)        The Corporation is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland with power under the Corporation’s Articles, to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out this Agreement. The Acquiring Fund is a separate series of the Corporation duly designated in accordance with the applicable provisions of the Corporation’s Articles. The Corporation and Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Corporation or Acquiring Fund. The Acquiring Fund has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

(b)        The Corporation is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

(c)        No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required by state securities laws;

(d)        The Corporation is not, and the execution, delivery and performance of this Agreement by the Corporation will not result (i) in violation of Maryland law or of the Corporation’s Articles or Amended and Restated By-Laws, as amended, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

(e)        No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(f)        The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended December 31, 2020, have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of the respective date in accordance with GAAP and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g)        Since December 31, 2020, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio shall not constitute a material adverse change;

(h)        All federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Acquiring Fund required to be paid (whether or not shown on any such return or report) have been paid or provision shall have been made for the payment thereof, and any such unpaid taxes, as of the date of the financial statements referred to above, are properly reflected thereon. To the best of the Acquiring Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund, and no assessment for taxes, interest, additions to tax or penalties has been asserted against the Acquiring Fund;

(i)        For each taxable year of its operations, including the taxable year that includes the Closing Date, the Acquiring Fund (i) has elected or will elect to qualify, has qualified or will qualify (in the case of the year that includes the Closing Date) and intends to continue to qualify as a RIC under the Code, (ii) has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year that includes the Closing Date, and (iii) has been, and will be (in the case of the taxable year that includes the Closing Date), treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code;

(j)        For all taxable years and all applicable quarters of the Acquiring Fund from the date of its inception (including the taxable year and quarter that includes the Closing Date), the assets of the Acquiring Fund have been (or will be in the case of the taxable year and quarter that includes the Closing Date) sufficiently diversified so that each segregated asset account investing all its assets in the Acquiring Fund was (or will be in the case of the taxable year and quarter that includes the Closing Date) adequately diversified within the meaning of Section 817(h) of the Code;

(k)        All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and, as of the Closing, will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter’s rights. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares;

(l)    The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing have been duly authorized and, when so issued and delivered, will be legally and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable;

(m)        At the Closing, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

(n)        The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing by all necessary action on the part of the Board (including the determinations required by Rule 17a-8(a) under the 1940 Act) and this Agreement will constitute a valid and binding obligation of the Corporation, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)        The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including but not limited to FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(p)        The most recently effective prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(q)        The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing; and

(r)        The Acquiring Fund Shares have been duly established and designated by the Board.

5.	Covenants of the Acquiring Fund and the Acquired Funds

The Corporation on behalf of each Fund covenants as follows:

5.1        The Acquiring Fund and each Acquired Fund, covenants to operate its business in the ordinary course from the date hereof through the Closing, except as otherwise provided herein, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and such changes as are contemplated by the Fund’s normal operations. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. Each Acquired Fund covenants and agrees to coordinate its portfolio, as set forth in section 5.13, in order that at the Closing, when the Assets are added to the Acquiring Fund’s portfolio, the resulting portfolio will be consistent with the implementation of the Acquiring Fund’s investment objective, policies, strategies and restrictions—on the Closing Date, a written description of which has been delivered to each Acquired Fund.

5.2        Upon reasonable notice, the Corporation’s officers and agents shall have reasonable access to each Acquired Fund’s books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

5.3        Each Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.4        Each Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of such Acquired Fund shares.

5.5        Subject to the provisions of this Agreement, the Acquiring Fund and each Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6        Each Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets of such Acquired Fund and otherwise to carry out the intent and purpose of this Agreement.

5.7        The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue the Acquiring Fund’s operations after the Closing and to consummate the transactions contemplated herein; provided, however, that the Corporation may take such actions it reasonably deems advisable after the Closing as circumstances change.

5.8        The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by an Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as such Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to such Acquired Fund title to and possession of all Acquiring Fund Shares to be transferred to such Acquired Fund pursuant to this Agreement and (ii) assume all of the liabilities of such Acquired Fund.

5.9        Immediately after the Closing, each Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing in complete liquidation of the Acquired Fund and each Acquired Fund’s existence shall as soon as possible thereafter be terminated under applicable law.

5.10        The Acquiring Fund and each Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.11        The intention of the parties is that each Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Corporation, the Acquiring Fund or the Acquired Fund with respect to each Reorganization shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing, the Corporation, the Acquiring Fund and each Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Vedder Price P.C. to render the tax opinion contemplated herein in section 8.3.

5.12        At or prior to the Valuation Time, each Acquired Fund will declare and pay to its shareholders a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund Shareholders at least (i) all of the excess of (x) the Acquired Fund’s interest income excludable from gross income under Section 103(a) of the Code over (y) the Acquired Fund’s deductions disallowed under Sections 265 and 171(a)(2) of the Code, (ii) all of the Acquired Fund’s investment company taxable income as defined in Code Section 852 (computed without regard to any deduction for dividends paid) and (iii) all of the Acquired Fund’s realized net capital gain (after reduction by any available capital loss carryover and excluding any net capital gain on which the Acquired Fund paid tax under Section 852(b)(3)(A) of the Code), in each case for both the current taxable year (which will end on the Closing Date) and all preceding taxable years.

5.13        The Acquiring Fund agrees to identify in writing prior to the Closing Date any assets of each Acquired Fund that the Acquiring Fund does not wish to acquire because they are not consistent with the Acquiring Fund’s investment objective, policies, restrictions or strategies on the Closing Date, and the Acquired Fund agrees to dispose of such assets prior to the Closing. The Acquiring Fund agrees to identify in writing prior to the Closing Date any assets that it would like each Acquired Fund to purchase so that, immediately after the Closing, the Acquiring Fund’s portfolio will be consistent with the Acquiring Fund’s investment objective, policies, restrictions and strategies on the Closing Date, and each Acquired Fund agrees to purchase prior to the Closing such assets (to the extent consistent with the Acquired Fund’s investment objective, policies, restrictions or strategies). Notwithstanding the foregoing, nothing herein will require an Acquired Fund to dispose of or purchase any assets if, in the reasonable judgment of the Acquired Fund, such disposition would adversely affect the tax-free nature of its Reorganization for federal income tax purposes or would otherwise not be in the best interests of such Acquired Fund.

5.14        The Corporation will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders of each Acquired Fund (the “Registration Statement”). The Registration Statement shall include an information statement of each Acquired Fund and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable. Each party will provide the other parties with the materials and information necessary to prepare the information statement and related materials, for inclusion therein.

6.	Conditions Precedent to Obligations of the Acquired Funds

The obligations of the Corporation, on behalf of each Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder at or before the Closing, and, in addition thereto, the following further conditions:

6.1        All representations and warranties of the Corporation, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if made at and as of the Closing; and there shall be (i) no pending or threatened litigation brought by any person (other than each Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

6.2        The Acquiring Fund shall have delivered to each Acquired Fund at the Closing a certificate executed in its name by the Corporation’s President, Treasurer, an Assistant Treasurer or a Vice President, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Corporation, on behalf of the Acquiring Fund, made in this Agreement are true and correct as of the Closing, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

6.3        The Corporation, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund at or before the Closing.

7.	Conditions Precedent to Obligations of the Acquiring Fund

The obligations of the Corporation, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by each Acquired Fund of all of the obligations to be performed by it hereunder at or before the Closing and, in addition thereto, the following further conditions:

7.1        All representations and warranties of the Corporation, on behalf of such Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if made at and as of the Closing; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquiring Fund, its adviser or any of their affiliates) against such Acquired Fund or its investment adviser, directors or officers arising out of this Agreement and (ii) no facts known to such Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

7.2        Such Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities as of the Closing, certified by the Treasurer or an Assistant Treasurer of the Corporation.

7.3        Such Acquired Fund shall have delivered to the Acquiring Fund at the Closing a certificate executed in its name by the Corporation’s President, Treasurer, an Assistant Treasurer or a Vice President, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Corporation with respect to such Acquired Fund made in this Agreement are true and correct and as of the Closing, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

7.4        The Corporation on behalf of such Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by such Acquired Fund at or before the Closing.

8.	Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Funds

The obligations under this Agreement of each Acquired Fund and the Acquiring Fund with respect to its Reorganization(s) shall be subject to the fulfillment or waiver of the following conditions:

8.1        At the Closing, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.2        All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Corporation, on behalf of the Acquiring Fund or Acquired Funds, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Funds, provided that any Fund may for itself waive any of such conditions.

8.3        With respect to each Reorganization, the Funds participating in the Reorganization shall have received an opinion of Vedder Price P.C. addressed to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(a)        The transfer of all the Acquired Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund immediately followed by the pro rata, by class, distribution to the Acquired Fund Shareholders of all the Acquiring Fund Shares received by the Acquired Fund in complete liquidation of the Acquired Fund and the termination of the Acquired Fund as soon as possible thereafter will constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)        No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund.

(c)        No gain or loss will be recognized by the Acquired Fund upon the transfer of all the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of such Acquiring Fund Shares to the Acquired Fund Shareholders solely in exchange for such shareholders’ shares of the Acquired Fund in complete liquidation of the Acquired Fund.

(d)        No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares solely for Acquiring Fund Shares in the Reorganization.

(e)        The aggregate basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Acquired Fund shares exchanged therefor by such shareholder. The holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided such Acquired Fund shares are held as capital assets at the effective time of the Reorganization.

(f)        The basis of the Acquired Fund’s assets transferred to the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately before the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

No opinion will be expressed as to (1) the effect of a Reorganization on an Acquired Fund, the Acquiring Fund or any Acquired Fund Shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year (or on the termination thereof) or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as Vedder Price P.C. may reasonably request of the Funds and GWCM and its affiliates, and the Corporation, each Fund and GWCM and its affiliates will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor an Acquired Fund may waive the conditions set forth in this section 8.3.

8.4        The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

9.	Reserved

10.	Fees and Expenses

10.1        The Corporation, on behalf of the Acquiring Fund and the Acquired Funds, represents and warrants that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

10.2        GWCM will pay all expenses incurred by each Acquired Fund and the Acquiring Fund in connection with its Reorganization(s). Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of supplements to the Corporation’s Registration Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; and (f) other related administrative or operational costs. GWCM will also bear any transaction costs incurred through the sale and purchase of assets pursuant to section 5.13. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of an Acquired Fund or the Acquiring Fund, as the case may be, as a RIC.

11.	Entire Agreement

The parties agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties.

12.	Termination

This Agreement may be terminated with respect to a Reorganization and the transactions contemplated hereby may be abandoned (i) by mutual agreement of the parties to such Reorganization, or (ii) by any party if the Closing shall not have occurred on or before ten months from the date of Agreement, unless such date is extended by mutual agreement of the parties to such Reorganization, or (iii) by any party to such Reorganization if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or the Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.	Amendments

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Corporation, on behalf of the Acquiring Fund and Acquired Funds, as specifically authorized by the Board.

14.	Notices

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to an Acquired Fund or the Acquiring Fund, 8515 East Orchard Road, 2T2, Greenwood Village, Colorado 80111, or to any other address that an Acquired Fund or the Acquiring Fund shall have last designated by notice to the other parties.

15.	Headings; Counterparts; Assignment; Limitation of Liability

15.1        The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Funds and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4        This Agreement provides for multiple reorganizations but is to be treated as if each reorganization between an Acquired Fund and the Acquiring Fund had been the subject of a separate agreement. Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the “Obligated Fund”), and in no event shall any other series of the Corporation or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

15.5        This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the State of Maryland, without regard to its principles of conflicts of laws.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first written above by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest: Secretary	GREAT-WEST FUNDS, INC., on behalf of Great-West SecureFoundation® Lifetime 2020 Fund, Great-West SecureFoundation® Lifetime 2025 Fund and Great-West SecureFoundation® Lifetime 2030 Fund
By: Kelly B. New Its: Treasurer

Attest: Secretary	GREAT-WEST FUNDS, INC., on behalf of Great-West SecureFoundation® Balanced Fund By: Kelly B. New Its: Treasurer

AGREED TO AND ACKNOWLEDGED ONLY WITH RESPECT TO SECTIONS 8.3 AND 10.2 HERETO

GREAT-WEST CAPITAL MANAGEMENT, LLC

By: Jonathan Kreider
Its: President & CEO

By: Robert T. Kelly
Its: Assistant Treasurer

STATEMENT OF ADDITIONAL INFORMATION

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED FUND

Relating to the Acquisition of the Assets and Liabilities of

GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND, GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND AND GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(866) 831-7129

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Information Statement/Prospectus dated May 26, 2021 relating to this reorganization (the “Reorganization”) of each of the Great-West SecureFoundation® Lifetime 2020 Fund, Great-West SecureFoundation® Lifetime 2025 Fund and Great-West SecureFoundation® Lifetime 2030 Fund (each a “Target Fund” and, collectively, the “Target Funds”) into the Great-West SecureFoundation® Balanced Fund (the “Acquiring Fund”), as described in the Information Statement/Prospectus. The Target Funds and the Acquiring Fund are collectively referred to herein as the “Funds” or individually as a “Fund.” Copies of the Information Statement/Prospectus may be obtained at no charge by writing to Great-West Funds at the address shown above or by calling (866) 831-7129. Capitalized terms used herein that are not defined have the same meaning as in the Information Statement/Prospectus.

Further information about the Funds is contained in the Funds’ Statement of Additional Information, dated April 30, 2021, as supplemented through the date of this SAI, and is incorporated herein by reference only insofar as it relates to the Target Funds and the Acquiring Fund. No other parts are incorporated by reference herein.

The audited financial statements and related independent registered public accounting firm’s report for the Target Funds and Acquiring Fund are contained in the Target Funds’ Annual Reports and Acquiring Fund’s Annual Report for the fiscal year ended December 31, 2020 and are incorporated herein by reference.

The date of this Statement of Additional Information is May 26, 2021.

1

Appendix A

Pro Forma Financial Information

(Unaudited)

GREAT-WEST FUNDS, INC.

Great-West SecureFoundation® Balanced Fund Pro Forma

Schedule of Investments*

As of December 31, 2020

			Great-West SecureFoundation® Lifetime 2020 Fund (Target Fund)		Great-West SecureFoundation® Lifetime 2025 Fund (Target Fund)		Great-West SecureFoundation® Lifetime 2030 Fund (Target Fund)		Great-West SecureFoundation® Balanced Fund (Acquiring Fund)		Pro Forma Adjustments(a)		Pro Forma Combined
		% OF NET ASSETS	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)
BOND MUTUAL FUNDS		35.01%

Great-West Bond Index Fund Institutional Class	(b)		1,505,330	15,384,471	1,711,942	17,496,047	1,353,100	13,828,682	34,236,636	349,898,423	71,991	735,743	38,878,999	397,343,366

				$15,384,471		$17,496,047		$13,828,682		$349,898,423		$735,743		$397,343,366

EQUITY MUTUAL FUNDS		60.02%

Great-West International Index Fund Institutional Class	(b)		604,375	6,412,421	681,057	7,226,018	543,278	5,764,185	13,180,661	139,846,817	(179,215)	(1,901,469)	14,830,156	157,347,972
Great-West S&P 500(R) Index Fund Institutional Class	(b)		1,025,728	9,344,383	1,159,004	10,558,523	920,065	8,381,791	23,004,354	209,569,666	(201,143)	(1,832,404)	25,908,008	236,021,959
Great-West S&P Mid Cap 400(R) Index Fund Institutional Class	(b)		442,980	3,951,382	504,502	4,500,161	400,024	3,568,216	13,131,468	117,132,690	360,948	3,219,654	14,839,922	132,372,103
Great-West S&P Small Cap 600(R) Index Fund Institutional Class	(b)		310,013	2,439,799	353,143	2,779,234	280,415	2,206,863	11,669,402	91,838,193	557,276	4,385,766	13,170,249	103,649,855
Northern Emerging Markets Equity Index Fund			151,158	2,114,701	169,653	2,373,438	135,656	1,897,829	3,305,515	46,244,158	(61,613)	(861,961)	3,700,369	51,768,165

				$24,262,686		$27,437,374		$21,818,884		$604,631,524		$3,009,586		$681,160,054

			ACCOUNT BALANCE		ACCOUNT BALANCE		ACCOUNT BALANCE		ACCOUNT BALANCE		ACCOUNT BALANCE		ACCOUNT BALANCE
FIXED INTEREST CONTRACT		5.00%

Great-West Life & Annuity Contract 1.50%	(b)(c)(d)		3,480,582	3,480,582	3,958,441	3,958,441	3,125,410	3,125,410	49,944,233	49,944,233	(3,745,329)	(3,745,329)	56,763,337	56,763,337

TOTAL INVESTMENTS		100.04%		$43,127,739		$48,891,862		$38,772,976		$1,004,474,180		$-		$1,135,266,757

OTHER ASSETS & LIABILITIES, NET		-0.04%		$(16,276)		$(19,651)		$(14,848)		$(390,659)		$-		$(441,434)

TOTAL NET ASSETS		100.00%		$43,111,463		$48,872,211		$38,758,128		$1,004,083,521		$-		$1,134,825,323

TOTAL COST				$40,139,792		$45,358,085		$34,824,079		$954,532,607		(1,303,597)		1,073,550,966

(a) Adjustments are shown to the unaudited pro forma combined schedule of investments due to the fact that upon consummation of the merger, securities would need to be purchased and sold in order for the Great-West SecureFoundation® Balanced Fund (Acquiring Fund) to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund’s business and operations.

(b) Issuer is considered an affiliate of the Fund.

(c) Account Balance and Cost represent net deposits and approximate fair value.

(d) Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2020.

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2020

		Great-West SecureFoundation® Lifetime 2020 Fund (Target Fund)		Great-West SecureFoundation® Lifetime 2025 Fund (Target Fund)		Great-West SecureFoundation® Lifetime 2030 Fund (Target Fund)	Great-West SecureFoundation® Balanced Fund (Acquiring Fund)	Pro Forma Adjustments			Pro Forma Great-West SecureFoundation® Balanced Fund

ASSETS:
Investments at fair value, affiliated(a)		$41,013,038		$46,518,424		$36,875,147	$958,230,022	$861,961	(c	)	$1,083,498,592
Investments at fair value, unaffiliated(b)		2,114,701		2,373,438		1,897,829	46,244,158	(861,961)	(c	)	51,768,165
Subscriptions receivable		12,110		58,239		25,774	476,507				572,630
Receivable for investments sold		—		—		—	9,521,064				9,521,064

Total Assets		43,139,849		48,950,101		38,798,750	1,014,471,751	0			1,145,360,451

LIABILITIES:
Payable for distribution fees		601		1,796		742	80,616				83,755
Payable for investments purchased		11,085		54,846		25,611	—				91,542
Payable for shareholder services fees		12,737		14,513		11,460	248,500				287,210
Payable to investment adviser		2,938		3,342		2,646	61,543				70,649
Redemptions payable		1,025		3,393		163	9,997,571				10,002,152

Total Liabilities		28,386		77,890		40,622	10,388,230	0			10,535.128

NET ASSETS		$43,111,463		$48,872,211		$38,758,128	$1,004,083,521	$0			$1,134,825,323

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value		$349,067		$423,391		$302,784	$7,912,037	$(170,608)	(d	)	$8,816,671
Paid-in capital in excess of par		38,676,927		43,955,871		32,939,035	913,160,994	170,608	(d	)	1,028,903,435
Undistributed/accumulated earnings (deficit)		4,085,469		4,492,949		5,516,309	83,010,490				97,105,217

NET ASSETS		$43,111,463		$48,872,211		$38,758,128	$1,004,083,521	$0			$1,134,825,323

NET ASSETS BY CLASS
Investor Class		$36,114,749		$28,079,201		$30,087,050	$417,502,902				$511,783,902

Service Class		$6,996,714		$20,793,010		$8,671,078	$73,136,290				$109,597,092

Class L	$	N/A	$	N/A	$	N/A	$355,128,812				$355,128,812

Institutional Class	$	N/A	$	N/A	$	N/A	$158,315,517				$158,315,517

CAPITAL STOCK:
Authorized
Investor Class		15,000,000		30,000,000		20,000,000	140,000,000				140,000,000
Service Class		5,000,000		30,000,000		5,000,000	30,000,000				30,000,000
Class L		N/A		N/A		N/A	140,000,000				140,000,000
Institutional Class		N/A		N/A		N/A	50,000,000				50,000,000
Issued and Outstanding
Investor Class		2,926,980		2,452,759		2,352,474	29,023,131	(1,178,175)	(d	)	35,577,169
Service Class		563,687		1,781,150		675,368	4,999,285	(527,900)	(d	)	7,491,590
Class L		N/A		N/A		N/A	28,708,662				28,708,662
Institutional Class		N/A		N/A		N/A	16,389,293				16,389,293

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class		$12.34		$11.45		$12.79	$14.39				$14.39

Service Class		$12.41		$11.67		$12.84	$14.63				$14.63

Class L	$	N/A	$	N/A	$	N/A	$12.37				$12.37

Institutional Class	$	N/A	$	N/A	$	N/A	$9.66				$9.66

		$38,452,387		$43,476,175		$33,403,108	$916,448,993	$(611,649)	(c	)	$1,031,169,014
		$1,687,405		$1,881,910		$1,420,971	$38,083,614	$(691,948)	(c	)	$42,381,952

(a)	Cost of investments, affiliated
(b)	Cost of investments, unaffiliated
(c)	Adjustment to reflect securities that would need to be purchased and sold in order for the Great-West SecureFoundation® Balanced Fund (Acquiring Fund) to comply with its prospectus restrictions.
(d)	Adjustment to reflect the transfer of the Target Funds’ shares into the Acquiring Fund shares in connection with the proposed reorganization.

GREAT-WEST FUNDS, INC.

Statement of Operations

For the year ended December 31, 2020

	Great-West SecureFoundation® Lifetime 2020 Fund (Target Fund)	Great-West SecureFoundation® Lifetime 2025 Fund (Target Fund)	Great-West SecureFoundation® Lifetime 2030 Fund (Target Fund)	Great-West SecureFoundation® Balanced Fund (Acquiring Fund)		Pro Forma Adjustments		Pro Forma Great-West SecureFoundation® Balanced Fund

INVESTMENT INCOME:
Interest, affiliated	$56,035	$61,598	$70,687	$660,594	$			$848,914
Dividends, affiliated	1,092,837	1,217,641	1,297,369	23,978,496				27,586,343
Dividends, unaffiliated	49,439	55,603	44,799	1,113,714				1,263,555

Total Income	1,198,311	1,334,842	1,412,855	25,752,804		0		29,698,812

EXPENSES:
Management fees	56,615	62,371	76,795	914,875		(36,665	)(a)	1,073,991
Shareholder services fees - Investor Class	134,114	102,584	192,454	1,165,736				1,594,888
Shareholder services fees - Service Class	25,039	71,563	30,683	252,771				380,056
Shareholder services fees - Class L	5,974	7,768	848	1,275,500				1,290,090
Distribution fees – Service Class	7,153	20,414	8,766	72,224				108,557
Distribution fees – Class L	4,251	5,561	565	910,857				921,234

Total Expenses	233,146	270,261	310,111	4,591,963		(36,665)		5,368,816

Less management fees waived	18,320	20,160	23,914	249,963				312,357

Net Expenses	214,826	250,101	286,197	4,342,000		(36,665)		5,056,459

NET INVESTMENT INCOME	983,485	1,084,741	1,126,658	21,410,804		36,665		24,642,353

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	(831,793)	(1,675,387)	(614,307)	(20,964,781)		302,803	(b)	(23,783,465)
Net realized gain on investments, unaffiliated	158,618	31,612	310,468	1,351,892		170,013	(b)	2,022,603
Realized gain distributions received, affiliated	2,642,641	3,030,872	2,415,096	65,134,281				73,222,890

Net Realized Gain	1,969,466	1,387,097	2,111,257	45,521,392		472,816		51,462,028

Net change in unrealized appreciation on investments, affiliated	2,266,928	3,278,589	2,874,111	50,707,365		559,158	(b)	59,686,151
Net change in unrealized appreciation on investments, unaffiliated	195,692	361,844	63,987	5,914,272		(1,031,974	)(b)	5,503,821

Net Change in Unrealized Appreciation	2,462,620	3,640,433	2,938,098	56,621,637		(472,816)		65,189,972

Net Realized and Unrealized Gain	4,432,086	5,027,530	5,049,355	102,143,029		0		116,652,000

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,415,571	$6,112,271	$6,176,013	$123,553,833		$36,665		$141,294,353

(a)	Adjustment to reflect decreased management fees for the Target Funds as a result of the merger.

(b)

Adjustments are shown to reflect securities that would need to be purchased and sold in order for the Great-West SecureFoundation® Balanced Fund (Acquiring Fund) to comply with its prospectus restrictions.

GREAT-WEST FUNDS, INC.

Notes to Pro Forma Financial Statements (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed reorganization of the Great-West SecureFoundation® Lifetime 2020 Fund, Great-West SecureFoundation® Lifetime 2025 Fund and Great-West SecureFoundation® Lifetime 2030 Fund (“Target Funds”) into Great-West SecureFoundation® Balanced Fund (“Acquiring Fund”) (the “Reorganization”). The Acquiring Fund and the Target Funds are each registered under the Investment Company Act of 1940 (the 1940 Act) as open-end management investment company. The investment objective of the Target Funds is to seek long-term capital appreciation and income consistent with its current asset allocation. The investment objective of the Acquiring Fund is to seek capital appreciation and income. The unaudited pro forma financial information is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Acquiring Fund and the Target Funds as of December 31, 2020.

Under the terms of the Reorganization, the combination of the Acquiring Fund and each Target Fund (the “Pro Forma Combined Funds” or the “Funds”) will be accounted for as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes, and the Target Funds’ shareholders will not recognize gains or losses for federal income tax purposes as a result of the reorganization. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the surviving fund to align ongoing reporting of the realized and unrealized gains and losses of the surviving fund. The Reorganization will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to each Target Fund’s shareholders in complete liquidation of each Target Fund. The Pro Forma Schedule of Investments and the Pro Forma Statement of Assets and Liabilities are presented for the Acquiring Fund, each Target Fund and the Pro Forma Combined Funds as if the reorganization occurred on December 31, 2020. The Pro Forma Statement of Operations is presented for the Acquiring Fund, each Target Fund and the Pro Forma Combined Funds for the year from January 1, 2020 through December 31, 2020 (the “Reporting Period”) as if the reorganization occurred on December 31, 2020.

The accompanying Pro Forma Financial Statements and Notes to Pro Forma Financial Statements should be read in conjunction with the December 31, 2020 annual report of each Target Fund and the Acquiring Fund.

Following the Reorganization, the Acquiring Fund will be the surviving fund. The surviving fund will have the portfolio management team, portfolio composition, strategies and investment objectives, policies and restrictions of the Acquiring Fund. No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. No significant changes to any existing contracts of the Acquiring Fund are expected as a result of the Reorganization.

It is estimated that approximately 6% of each Target Fund’s portfolio will be sold prior to or following the Reorganization. For the Great-West SecureFoundation® Lifetime 2020 Fund, it is estimated that such sales in connection with the Reorganization would have resulted in realized gains of approximately $100,327 (approximately $0.03 per share) and brokerage commissions or other transaction costs of approximately $0, based on average commission rates normally paid by the Acquiring Fund, if such sales occurred on December 31, 2020. For the Great-West SecureFoundation® Lifetime 2025 Fund, it is estimated that such sales in connection with the Reorganization would have resulted in realized gains of approximately $107,294 (approximately $0.03 per share) and brokerage commissions or other transaction costs of approximately $0, based on average commission rates normally paid by the Acquiring Fund, if such sales occurred on December 31, 2020. For the Great-West SecureFoundation® Lifetime 2030 Fund, it is estimated that such sales in connection with the Reorganization would have resulted in realized gains of approximately $128,808 (approximately $0.04 per share) and brokerage commissions or other transaction costs of approximately $0, based on average commission rates normally paid by the Acquiring Fund, if such sales occurred on December 31, 2020.

December 31, 2020

Security Valuation

The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2020, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Pro Forma Schedule of Investments.

Federal Income Taxes and Distributions to Shareholders

The Pro Forma Combined aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2020 were as follows:

Federal tax cost of investments	$1,093,890,727

Gross unrealized appreciation on investments	73,768,138
Gross unrealized depreciation on investments	(32,392,108)

Net unrealized appreciation on investments	$ 41,376,030

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the Fund’s average daily net assets of the Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. The Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount the Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds, and to reduce its management fee by an amount equal to the difference between the shareholder services fees charged by GWL&A and any compensation received from unaffiliated underlying funds. The amount waived, is reflected in the Pro Forma Statement of Operations.

December 31, 2020

Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class, Service Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Pro Forma Statement of Operations.

December 31, 2020

PART C

OTHER INFORMATION

Item 15. Indemnification

Registrant’s Articles of Amendment and Restatement provides as follows:

Each director and each officer of Great-West Funds shall be indemnified by Great-West Funds to the full extent permitted by the General Laws of the State of Maryland.

Maryland Code, Corporations and Associations, § 2-418 provides:

(a)(1) In this section the following words have the meanings indicated.

(2) “Corporation” includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(3) “Director” means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, limited liability company, other enterprise, or employee benefit plan.

(4) “Expenses” include attorney’s fees.

(5)     (i) “Official capacity” means:

(1) When used with respect to a director, the office of director in the corporation; and

(2) When used with respect to a person other than a director as contemplated in subsection (j) of this section, the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

(ii) “Official capacity” does not include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

(6) “Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7) “Proceeding” means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(b)(1) A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

(i) The act or omission of the director was material to the matter giving rise to the proceeding; and

1. Was committed in bad faith; or

2. Was the result of active and deliberate dishonesty; or

(ii) The director actually received an improper personal benefit in money, property, or services; or

(iii) In the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

(2)     (i) Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

(ii) However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

(3)     (i) The termination of any proceeding by judgment, order, or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

(ii) The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

(4) A corporation may not indemnify a director or advance expenses under this section for a proceeding brought by that director against the corporation, except:

(i) For a proceeding brought to enforce indemnification under this section; or

(ii) If the charter or bylaws of the corporation, a resolution of the board of directors of the corporation, or an agreement approved by the board of directors of the corporation to which the corporation is a party expressly provide otherwise.

(c) A director may not be indemnified under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director’s official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

(d) Unless limited by the charter:

(1) A director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section, or in the defense of any claim, issue, or matter in the proceeding, shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding, claim, issue, or matter in which the director has been successful.

(2) A court of appropriate jurisdiction, upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

(i) If it determines a director is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

(ii) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) of this section shall be limited to expenses.

(3) A court of appropriate jurisdiction may be the same court in which the proceeding involving the director’s liability took place.

(e)(1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

(2) Such determination shall be made:

(i) By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of one or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

(ii) By special legal counsel selected by the board of directors or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

(iii) By the stockholders.

(3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in paragraph (2)(ii) of this subsection for selection of such counsel.

(4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

(f)(1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding upon receipt by the corporation of:

(i) A written affirmation by the director of the director’s good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

(ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

(2) The undertaking required by paragraph (1)(ii) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

(3) Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection (e)(2) of this section.

(g) The indemnification and advancement of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

(h) This section does not limit the corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

(i) For purposes of this section:

(1) The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the director’s duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan;

(2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

(3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the director’s duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

(j) Unless limited by the charter:

(1) An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d) of this section;

(2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

(3) A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors, or contract.

(k)(1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person’s position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

(2) A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

(3) The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

(l) Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders’ meeting or prior to the meeting.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a)(1) Articles of Amendment and Restatement dated March  16, 2011 are incorporated by reference to Registrant’s Post-Effective Amendment No. 110 to the Registration Statement filed on April 25, 2011 (File No.  2-75503).

(1)(a)(2) Articles of Amendment dated May 1, 2011 and Articles Supplementary dated April 18, 2011 are incorporated by reference to Registrant’s Post-Effective Amendment No. 113 to the Registration Statement filed on June 8, 2011 (File No.  2-75503).

(1)(a)(3) Articles of Amendment dated July 1, 2011 and Articles Supplementary dated July 2, 2011 are incorporated by reference to Registrant’s Post-Effective Amendment No. 117 to the Registration Statement filed on July 19, 2011 (File No.  2-75503).

(1)(a)(4) Articles Supplementary dated July 24, 2012 are incorporated by reference to Registrant’s Post-Effective Amendment No. 128 to the Registration Statement filed on August 16, 2012 (File No. 2-75503).

(1)(a)(5) Articles Supplementary dated September 12, 2012 are incorporated by reference to Registrant’s Post-Effective Amendment No. 129 filed on October 30, 2012 (File No.  2-75503).

(1)(a)(6) Articles of Amendment dated September 24, 2012 are incorporated by reference to Registrant’s Post-Effective Amendment No. 129 filed on October 30, 2012 (File No. 2-75503).

(1)(a)(7) Articles Supplementary dated May  1, 2013 are incorporated by reference to Registrant’s Post-Effective Amendment No. 131 filed on April 26, 2013 (File No. 2-75503).

(1)(a)(8) Articles Supplementary January  14, 2013 are incorporated by reference to Registrant’s Post-Effective Amendment No. 133 filed on April 30, 2014 (File No. 2-75503).

(1)(a)(9) Articles of Amendment dated September  1, 2013 are incorporated by reference to Registrant’s Post-Effective Amendment No. 133 filed on April 30, 2014 (File No. 2-75503).

(1)(a)(10) Articles Supplementary dated December 20, 2013 are incorporated by reference to Registrant’s Post-Effective Amendment No. 133 filed on April 30, 2014 (File No. 2-75503).

(1)(a)(11) Articles Supplementary dated May 1, 2015 are incorporated by reference to Registrant’s Post-Effective Amendment No. 136 filed on April 30, 2015 (File No. 2-75503).

(1)(a)(12) Articles Supplementary dated June 19, 2015 are incorporated by reference to Registrant’s Post-Effective Amendment No. 138 filed on June 24, 2015 (File No. 2-75503).

(1)(a)(13) Articles of Amendment dated April 29, 2016 and Articles Supplementary dated August 28, 2015; December 17, 2015; April 12, 2016 and April 28, 2016 are incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed on April 28, 2016 (File No. 2-75503).

(1)(a)(14) Articles of Amendment dated October 14, 2016; April 10, 2017 and May 1, 2017 and Articles Supplementary dated July 27, 2016 and October 17, 2016 are incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No.  2-75503).

(1)(a)(15) Articles Supplementary dated December 29, 2017 are incorporated by reference to Registrant’s Post-Effective Amendment No. 148 filed on December 18, 2017 (File No. 2-75503).

(1)(a)(16) Articles of Amendment dated July  17, 2017; September 29, 2017 and April 27, 2018 and Articles Supplementary dated June 30, 2017 and July 14, 2017 are incorporated by reference to Registrant’s Post-Effective Amendment No. 151 filed on April 27, 2018 (File No. 2-75503).

(1)(a)(17) Articles Supplementary dated May 17, 2018 are incorporated by reference to Registrant’s Post-Effective Amendment No. 155 filed on June 21, 2018 (File No. 2-75503).

(1)(a)(18) Articles of Amendment dated August 24, 2018 and Articles Supplementary dated May 1, 2014 and September 10, 2018 are incorporated by reference to Registrant’s Post-Effective Amendment No. 158 filed on August 28, 2018 (File No.  2-75503).

(1)(a)(19) Articles Supplementary dated December 3, 2018; December 21, 2018; April 12, 2019 and May 1, 2019 are incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No.  2-75503).

(1)(a)(20) Articles of Amendment dated July 1, 2019; Articles Supplementary dated August 20, 2019; and Articles of Amendment and Articles Supplementary dated October 25, 2019 are incorporated by reference to Registrant’s Post-Effective Amendment No. 168 filed on October 11, 2019 (File No. 2-75503).

(1)(a)(21) Articles Supplementary dated February  26, 2020 and May 1, 2020 are incorporated by reference to Registrant’s Post-Effective Amendment No. 170 filed on April 29, 2020 (File No. 2-75503).

(1)(a)(22) Articles Supplementary dated July 8, 2020 are incorporated by reference to Registrant’s Post-Effective Amendment No. 172 filed on August 28, 2020 (File No. 2-75503).

(1)(a)(23) Articles Supplementary dated September 30, 2020; Articles Supplementary dated October 21, 2020; Articles of Amendment dated October 23, 2020; and Articles Supplementary dated December 30, 2020 are incorporated by reference to Registrant’s Post-Effective Amendment No. 174 filed on April 30, 2021 (File No.  2-75503).

(2) Amended and Restated Bylaws are incorporated by reference to Registrant’s Post-Effective Amendment No. 148 filed on December 18, 2017 (File No. 2-75503).

(3) Not Applicable.

(4) Agreement and Plan of Reorganization is filed herewith as Appendix B to Part A of this Registration Statement.

(5) Not Applicable.

(6)(a)(1) Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated May 1, 2017 is incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No.  2-75503).

(6)(a)(2) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated January 4, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No. 148 filed on December 18, 2017 (File No.  2-75503).

(6)(a)(3) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated April 27, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No. 151 filed on April 27, 2018 (File No.  2-75503).

(6)(a)(4) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated May 17, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No. 155 filed on June 21, 2018 (File No.  2-75503).

(6)(a)(5) Amendments to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated August 1, 2017 and August 24, 2018 are incorporated by reference to Registrant’s Post-Effective Amendment No. 158 filed on August 28, 2018 (File No.  2-75503).

(6)(a)(6) Amendments to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated July 17, 2017 and January 11, 2019 are incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No.  2-75503).

(6)(a)(7) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated October 25, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 168 filed on October 11, 2019 (File No.  2-75503).

(6)(a)(8) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated April 29, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 170 filed on April 29, 2020 (File No.  2-75503).

(6)(a)(9) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated August 14, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 172 filed on August 28, 2020 (File No. 2-75503).

(6)(a)(10) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated October 23, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 174 filed on April 30, 2021 (File No.  2-75503).

(6)(a)(11) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC is filed herewith.

(7)(a)(1) Form of Principal Underwriting Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 87 to its Registration Statement filed on April 28, 2006 (File No.  2-75503).

(7)(a)(2) Amendment to Principal Underwriting Agreement dated April 30, 2009 is incorporated by reference to Registrant’s Post-Effective Amendment No. 97 filed on April 30, 2009 (File No.  2-75503).

(7)(a)(3) Amendment to Principal Underwriting Agreement dated August 11, 2009 is incorporated by reference to Post-Effective Amendment No. 100 filed on October 29, 2009 (File No. 2-75503).

(7)(a)(4) Amendment to Principal Underwriting Agreement dated December 31, 2010 is incorporated by reference to Post-Effective Amendment No. 108 to its Registration Statement filed on December 30, 2010 (File No.  2-75503).

(7)(a)(5) Amendment to Principal Underwriting Agreement dated June 8, 2011 is incorporated by reference to Registrant’s Post-Effective Amendment No. 113 to the Registration Statement filed on June 8, 2011 (File No.  2-75503).

(7)(a)(6) Amendment to Principal Underwriting Agreement dated July 19, 2011 is incorporated by reference to Registrant’s Post-Effective Amendment No. 117 to the Registration Statement filed on July 19, 2011 (File No.  2-75503).

(7)(a)(7) Amendment to Principal Underwriting Agreement dated September 20, 2011 is incorporated by reference to Registrant’s Post-Effective Amendment No. 121 filed on September 21, 2011 (File No.  2-75503).

(7)(a)(8) Amendment to Principal Underwriting Agreement dated September 20, 2012 is incorporated by reference to Registrant’s Post-Effective Amendment No. 129 filed on October 30, 2012 (File No.  2-75503).

(7)(a)(9) Amendment to Principal Underwriting Agreement dated June 11, 2015 is incorporated by reference to Registrant’s Post-Effective Amendment No. 138 filed on June 24, 2015 (File No.  2-75503).

(7)(a)(10) Amendments to Principal Underwriting Agreement dated March 9, 2016 and April 29, 2016 are incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed on April 29, 2016 (File No.  2-75503).

(7)(a)(11) Amendment to Principal Underwriting Agreement dated January 4, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No. 148 filed on December 18, 2017 (File No.  2-75503).

(7)(a)(12) Amendment to Principal Underwriting Agreement dated January 11, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No.  2-75503).

(7)(a)(13) Amendment to Principal Underwriting Agreement dated October 25, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 168 filed on October 11, 2019 (File No.  2-75503).

(7)(a)(14) Amendment to Principal Underwriting Agreement dated April 21, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 170 filed on April 29, 2020 (File No.  2-75503).

(7)(a)(15) Amendment to Principal Underwriting Agreement dated August 14, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 172 filed on August 28, 2020 (File No. 2-75503).

(7)(a)(16) Amendment to Principal Underwriting Agreement dated April 30, 2021 is incorporated by reference to Registrant’s Post-Effective Amendment No. 174 filed on April 30, 2021 (File No. 2-75503).

(8) Not Applicable.

(9) Amended and Restated Custody Agreement with The Bank of New York Mellon dated July 1, 2015 is incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No.  2-75503).

(10)(a) Service Class Distribution Plan under Rule 12b-1 is incorporated by reference to Registrant’s Post-Effective Amendment No. 172 filed on August 28, 2020 (File No. 2-75503).

(10)(b)(1) Agreement Pursuant to the Class  T1 Distribution Plan for the Great-West Lifetime Funds dated April 30, 2009 and Agreement Pursuant to the Class G1 Distribution Plan for the Great-West SecureFoundation® Funds dated October 23, 2009 are incorporated by reference to Post-Effective Amendment No. 105 filed on April 30, 2010 (File No.  2-75503).

(10)(b)(2) Amendment to Agreement Pursuant to the Class G1 Distribution Plan for the Great-West SecureFoundation® Funds dated December 31, 2010 is incorporated by reference to Registrant’s Post-Effective Amendment No. 108 to its Registration Statement filed on December 30, 2010 (File No. 2-75503).

(10)(b)(3) Amendment to Agreement Pursuant to the Class  T1 Distribution Plan dated April 29, 2016; Amendment to Agreement Pursuant to Distribution and Service Plan renaming T1 and G1 shares to Service Class shares dated May 1, 2017; and Amendment to Agreement Pursuant to Distribution and Service Plan dated January 11, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No.  2-75503).

(10)(b)(4) Amendment to Agreement Pursuant to Distribution and Service Plan dated August 14, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 172 filed on August 28, 2020 (File No. 2-75503).

(11) Legal Opinion is filed herewith.

(12) Form of Opinion and Consent of Vedder Price P.C. supporting the tax matters and consequences to shareholders discussed in the Information Statement/Prospectus is filed herewith.

(13)(a)(1) Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated November 2, 2001 is incorporated by reference to Registrant’s Post-Effective Amendment No. 74 filed on March 1, 2002 (File No.  2-75503).

(13)(a)(2) Global Securities Lending Supplement dated April 29, 2010 and forms of amendments to Securities Lending Agreement and Guaranty are incorporated by reference to Registrant’s Post-Effective Amendment No. 123 to its Registration Statement filed on October 14, 2011 (File No.  2-75503).

(13)(a)(3) Supplement to Securities Lending Agreement and Guaranty dated March 6, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No.  2-75503).

(13)(b)(1) Rule 22c-2 Shareholder Information Agreement with GWFS Equities, Inc. dated April 16, 2007 is incorporated by reference to Registrant’s Post-Effective Amendment No.  88 to its Registration Statement filed on May 1, 2007 (File No. 2-75503).

(13)(b)(2) SEC Rule 22c-2 Amendment to Rule 22c-2 Shareholder Information Agreement dated January  1, 2011 is incorporated by reference to Registrant’s Post-Effective Amendment No. 108 to its Registration Statement filed on December 30, 2010 (File No. 2-75503).

(13)(c)(1) Expense Limitation Agreement for certain Great-West Funds regarding a fixed interest contract issued by Great-West Life & Annuity Insurance Company dated May 1, 2015 is incorporated by reference to Registrant’s Post-Effective Amendment No. 136 filed on April 30, 2015 (File No. 2-75503).

(13)(c)(2) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding a fixed interest contract issued by Great-West Life & Annuity Insurance Company dated May 1, 2016 is incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed on April 29, 2016 (File No. 2-75503).

(13)(c)(3) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding a fixed interest contract issued by Great-West Life & Annuity Insurance Company dated May 1, 2017 is incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No. 2-75503).

(13)(c)(4) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding a fixed interest contract issued by Great-West Life & Annuity Insurance Company dated January 11, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No. 2-75503).

(13)(c)(5) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding a fixed interest contract issued by Great-West Life & Annuity Insurance Company dated August 14, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 172 filed on August 28, 2020 (File No.  2-75503).

(13)(d)(1) Shareholder Services Agreement for certain Great-West Funds dated April 29, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 170 filed on April 29, 2020 (File No.  2-75503).

(13)(d)(2) Amendment to Shareholder Services Agreement for certain Great-West Funds dated April 30, 2021 is is incorporated by reference to Registrant’s Post-Effective Amendment No. 174 filed on April 30, 2021 (File No. 2-75503).

(14) Written Consent of Deloitte  & Touche LLP, Independent Registered Public Accounting Firm, is filed herewith.

(15) Not Applicable.

(16) Powers of Attorney for Ms.  Klapper, Mr. McConahey, Mr. Hillary, Mr. Hudner, and Mr. Lake is incorporated by reference to Registrant’s Form N-14 Registration Statement filed on October 2, 2020 (File No. 333-249258).

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that an executed opinion of counsel supporting the tax matters discussed in the Information Statement/Prospectus will be filed with the Securities and Exchange Commission following the closing of this Reorganization.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Greenwood Village and State of Colorado, on the 26th day of May, 2021.

GREAT-WEST FUNDS, INC.
(Registrant)

By:	/s/ Jonathan D. Kreider
Jonathan D. Kreider
President and Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	/s/ Gail H. Klapper	Director	May 26, 2021
Gail H. Klapper*

	/s/ Stephen G. McConahey	Director	May 26, 2021
Stephen G. McConahey*

	/s/ James A. Hillary	Director	May 26, 2021
James A. Hillary*

	/s/ R. Timothy Hudner	Director	May 26, 2021
R. Timothy Hudner*

	/s/ Steven A. Lake	Director	May 26, 2021
Steven A. Lake*

	/s/ Jonathan D. Kreider	President, Chief Executive Officer & Director	May 26, 2021
Jonathan D. Kreider

	/s/ Kelly B. New	Treasurer	May 26, 2021
	Kelly B. New	(acting Principal Accounting Officer)

*By:	/s/ Ryan L. Logsdon		May 26, 2021
Ryan L. Logsdon (Attorney-in-fact)

*

Powers of Attorney for Ms. Klapper, Mr. McConahey, Mr. Hillary, Mr. Hudner, and Mr. Lake is incorporated by reference to Registrant’s Form N-14 Registration Statement filed on October 2, 2020 (File No. 333-249258).